Page 1 of __

                                                     SEC Registration Nos.
                                                      2-75106 and 811-3334

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933


         Post-Effective Amendment No. 22             XX


                                  and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940


         Amendment No. 22                            XX


                      Calvert Social Investment Fund
            (Exact Name of Registrant as Specified in Charter)

                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Address of Principal Executive Offices)

              Registrant's Telephone Number: (301) 951-4800

                        William M. Tartikoff, Esq.
                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective


      Immediately upon filing                        XX  on January 31, 1996
pursuant to paragraph (b)                            pursuant to paragraph (b)


      60 days after filing                               on (date)
pursuant to paragraph (a)                            pursuant to  paragraph (a)

of Rule 485.

Pursuant  to the  provisions  of Rule 24f-2 under the  Investment  Company
Act of 1940, an indefinite number of shares of beneficial interest is being registered by this Registration Statement. On November 29, 1995, Registrant filed a Rule 24f-2 Notice for its fiscal year ended September 30, 1995.

                      Calvert Social Investment Fund
                     Form N-1A Cross Reference Sheet

Item number                           Prospectus Caption

       1.                             Cover Page
       2.                             Fund Expenses
                                      Highlights
       3.                             Financial Highlights
                                      Yield and Total Return
       4.                             Investment Objectives and Policies
                                      Investment Selection Process
                                      Additional Investment Policies
                                      Management of the Fund
       5.                             Management of the Fund
       6.                             Alternative Sales Options
                                      Management of the Fund
                                      Dividends and Taxes
       7.                             How to Buy Shares
                                      Management of the Fund
                                      Net Asset Value
                                      Exhibit A - Reduced Sales Charges
                                      When Your Account Will Be Credited
                                      Exchanges
       8.                             Alternative Sales Options
                                      How to Sell Your Shares
       9.                             *

                                      Statement of Additional
Information Caption

     10.                              Cover Page
     11.                              Table of Contents
     12.                              General Information
     13.                              Investment Objectives and Policies
                                      Investment Restrictions
                                      Investment Selection Process
     14.                              Trustees, Officers and Advisory Council
     15.                              Trustees, Officers and Advisory Council
     16.                              Investment Advisor
                                      Transfer and Shareholder Servicing Agent
                                      Independent Auditors and Custodians
     17.                              Portfolio Transactions
     18.                              General Information
     19.                              Purchase and Redemption of Shares
                                      Net Asset Value
     20.                              Dividends, Distributions and Taxes
     21.                              Method of Distribution
     22.                              Calculation of Yield and Total Return
     23.                              Financial Statements

*  Inapplicable or negative answer

                                                                 Part A


PROSPECTUS --

January 31, 1996

                 CALVERT SOCIAL INVESTMENT FUND
                  Money Market Portfolio
                  Bond Portfolio
                  Managed Growth Portfolio
                  Equity Portfolio
==========================================================================
INTRODUCTION   TO  THE FUND

Calvert Social Investment Fund seeks to provide growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. Investments are selected on the basis of their ability to contribute to the dual objectives of the Fund. Potential investments are first screened for financial soundness and then evaluated according to the Fund's social criteria. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Portfolio will be successful in maintaining a constant net asset value of $1.00 per share.

The Fund has four different Portfolios, each with a different investment objective.


The Money Market Portfolio invests in money market instruments, including repurchase agreements with banks and brokers secured by such instruments, selected in accordance with the Fund's investment and social criteria. The Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share.

The Managed Growth Portfolio maintains an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the investment and social impact of each investment.

The Bond Portfolio invests primarily in corporate bonds and other straight debt securities, selected in accordance with the Fund's investment and social criteria.

The Equity Portfolio maintains an actively managed portfolio of stocks selected with a concern for the investment and social impact of each investment.

PURCHASE INFORMATION

The Managed Growth, Bond, and Equity Portfolios offer two classes of shares, each with different expense levels and sales charges. You may choose to purchase
(i) Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge"); or (ii) Class C shares which impose neither a front-end sales charge nor a contingent deferred sales charge. Class C shares are not available through all dealers. Class C shares have a higher level of expenses than Class A shares, including higher Rule 12b-1 fees. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances. See "Alternative Sales Options" for further details.

TO OPEN AN ACCOUNT

Call your broker, or complete and return the enclosed Account Application. Minimum investment is $1,000.

ABOUT THIS PROSPECTUS

Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Fund's goals match your own. Keep this document for future reference.


A Statement of Additional Information for the Fund (dated January 31, 1995) has been filed with the Securities and Exchange Commission and is incorporated by reference. This free -368-2748.is available upon request from the Fund: 800



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.

HIGHLIGHTS

INVESTMENT OBJECTIVES AND POLICIES

Calvert Social Investment Fund is designed to provide opportunities for investors seeking growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business.

The Money Market Portfolio seeks to provide the highest level of current income, consistent with liquidity, safety and stability, through investment in money market instruments, including securities issued or guaranteed by agencies of the U.S. Government and repurchase agreements with banks and brokers secured by such instruments, selected in accordance with the Fund's investment and social criteria. The Money Market Portfolio is designed for short-term cash management and for investors needing stability of principal. The Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share.

The Managed Growth Portfolio seeks to achieve a total return above the rate of inflation through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social concern criteria established by the Fund.

The Bond Portfolio seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities, selected pursuant to the Fund's investment and social criteria.

The Equity Portfolio seeks growth of capital through investment in the equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation and which satisfy the Fund's investment and social criteria.

There can be no assurance that the Fund will be successful in meeting its investment objectives or that the Money Market Portfolio will maintain a constant net asset value of $1.00 per share. For a further description of the Fund's four Portfolios and discussion of the Fund's investment techniques, see "Investment Objectives and Policies," "Investment Selection Process" and "Additional Investment Policies."

EXPERTISE IN THE MANAGEMENT OF THE FUND


The Fund's Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. U.S. Trust Company of Boston is the Investment Sub-Advisor to the Bond Portfolio. Sub-Advisors for the Managed Growth Portfolio include U.S. Trust, NCM Capital Management Group, Inc., Brown Capital Management, Inc., Fortaleza Asset Management, Inc., and Frontier Capital Management Company, Inc. CAM Selection Process," and "Additional Investment Policies.")(See "Management of the Fund," "Investment Selection Process," and "Additional Investment Policies.")

DIVERSIFICATION OF INVESTMENTS AND RISKS


By pooling the funds of many investors with similar investment objectives, the Fund gives each an opportunity to benefit from a broadly diversified portfolio, a benefit available ordinarily only to investors with substantial capital. Although the Fund's social criteria and consideration tend to limit the availability of investment opportunities more than is customary with other investment companies, the Advisors of the Fund believe that there are sufficient investment opportunities to permit full investment among issuers which satisfy the Fund's investment and social investment objectives. (See Statement of Additional Information, "Investment Selection Process.") For a discussion of the risks which may be associated with investments in repurchase and reverse repurchase agreements, privately placed securities, non-investment grade debt securities, the securities of foreign issuers, and options and futures contracts, see "Additional Investment Policies" and in the Statement of Additional Information, "Investment Objectives and Policies" and "Portfolio Transactions."

PURCHASE OF FUND SHARES

There is no sales charge on shares of the Money Market Portfolio. Class A shares of the Managed Growth, Bond, and Equity Portfolios are sold subject to a front-end sales charge which varies according to the dollar amount of shares purchased (see "How to Buy Shares"). Purchases of shares of the Fund may be made by mail, bank wire, electronic funds transfer, through the Fund's branch office or through brokers. (See "How to Buy Shares.")

REDEMPTION OF FUND SHARES

Shares of each Portfolio may be redeemed at any time at no charge at the net asset value next determined after a proper redemption request is received by the Fund's transfer agent. Investors may redeem shares by mail or by telephone, through brokers, or, for investors in the Money Market Portfolio, by writing drafts in the amount of $250 or more against their account balances. (See "How to Sell Your Shares.")

GENERAL INFORMATION

The Fund is an open-end, diversified management investment company organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1981, and is a series company. The Money Market and Managed Growth Portfolios commenced operations in October 1982, and the Bond and Equity Portfolios commenced operations in August 1987. The Fund's authorized capital and shares being offered by this Prospectus consist of an unlimited number of shares of beneficial interest of no par value which may be issued in series. Shares have equal rights with all other shares of the same class and series as to voting, dividends and liquidation.


FUND EXPENSES


                              Money Market Portfolio   Managed GRowth Portfolio

A.  Shareholder
      Transaction Costs       Class A                  Class A        Class C
    Maximum Sales Charge
      on Purchases (as a      None                     4.75%         None
      percentage of
      offering price)

    Contingent Deferred
      Sales Charge            None                     None          None


B.  Annual Fund Operating
      Expenses-Fiscal
      Year 1995
      (as a percentage of
       average net assets,
      after expense
      reimbursement/waiver)

    Management Fees          0.50%                     0.70%         0.70%


    Rule 12b-1 Service and
      Distribution Fees      0.00%                     0.24%         1.00%

    Other Expenses           0.39%                     0.34%         0.81%

    Total Fund Operating
      Expenses<F1>           0.89%                     1.28%         2.51%

<F1>Net Fund Operating Expenses after reduction for fees paid indirectly were: Money Market .87%, Managed Growth Class A 1.26%, Managed Growth Class C 2.50%, Bond Class A 1.22%, Bond Class C 2.50% and Equity Class A 1.36%.





                             Bond Portfolio                Equity Portfolio

A.  Shareholder
      Transaction Costs      Class A       Class C     Class A       Class C


    Maximum Sales Charge
      on Purchases (as a
      3.75% percentage
      of offering price)     3.75%         None        4.75%         None

    Contingent Deferred
      Sales Charge           None          None        None          None

B.  Annual Fund Operating
      Expenses-Fiscal
      Year 1995
     (as a percentage of
     net assets, net of
    any applicable fee
    reimbursement/waiver)

    Management Fees          0.65%         0.65%       0.63%         0.63%


    Rule 12b-1 Service
      and Distribution Fees  0.20%         1.00%       0.23%         1.00%

    Other Expenses           0.39%         0.87%       0.52%         1.88%

    Total Fund Operating
      Expenses               1.24%         2.52%       1.38%         3.51%



C. Example:   You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return;(2) redemption at the end of each period; and
(3) for all Portfolios except Money Market Portfolio, for Class A Shares, payment of maximum initial at time of purchase:


                           1 Year       3 Years   5 Years     10 Years
Money Market Portfolio
                           $9           $28       $49         $110

Managed Growth Portfolio
Class A                    $60          $86      $114         $195
Class C                    $25          $78      $134         $285

Bond Portfolio
Class A                    $50          $75      $103         $182
Class C                    $26          $78      $134         $286

Equity Portfolio
Class A                    $61          $89      $119         $205
Class C                    $35          $108     $182         $378



The  example,   which  is   hypothetical,   should  not  be  considered  a
representation of past or future expenses. Actual expenses and return may be higher or lower than those shown.


Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

      A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of the Fund. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.


      B. Annual Fund Operating Expenses are based on historical expenses. Management Fees are paid by the Fund to Calvert Asset Management Company, Inc. ("Investment Advisor") for managing the Fund's investments and business affairs. Management fees include the Sub-Advisory fee paid by the Investment Advisor to the Sub-Advisors of the Portfolios. The Management fees for the Equity Portfolio are subject to a performance adjustment, which could cause the fee to be as high as 0.90% or as low as 0.50%, depending on the Portfolio's performance relative to the Standard & Poor 500 Composite Index. The Management fees for the Managed Growth Portfolio are subject to a performance adjustment, after January 1, 1997, which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on the Portfolio's performance relative to the Sub-Advisor's Relevant Index. The Fund incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Fund's yield or share price and are not charged directly to individual shareholder accounts.


If Management had not reimbursed or waived fees, the current Other Expenses and Total Fund Operating Expenses for the Money Market Portfolio would have been 0.57% and 1.07%, respectively. For Class A shares of the Managed Growth
Portfolio, without waiver or reimbursement, Other Expenses and Total Fund Operating Expenses would have been 0.36% and 1.30%, respectively. For Managed Growth Class C shares, the current Other Expenses and total Fund Operating Expenses would have been 1.23% and 2.93%, respectively. For Class C shares of the Bond Portfolio, without waiver or reimbursement, the current Other expenses and total Fund Operating Expenses would have been 3.01% and 4.66%, respectively. For Class C shares of the Equity Portfolio, 1.07% of Other Expenses were reimbursed or waived during the 1995 fiscal year. However, expenses for the Equity Portfolio, Class C Shares, have been restated to reflect expenses anticipated in the current fiscal year.


          The Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.



FINANCIAL HIGHLIGHTS

The following tables provide information about the financial history of each Portfolio's shares. They express the information in terms of a single share outstanding for the respective Portfolio throughout each period. Information for Class C shares is presented only since their inception on March 1, 1994. The tables have been audited by the independent accountants, whose report is included in the Annual Report to Shareholders of the Fund. The tables should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.


Money Market Portfolio                         Class A Shares
                                               Year Ended
                                               September 30, 1995


Net asset value, beginning of year             $1.00

Income from investment operations
Net investment income                          .050

Distributions from
Net investment income                         (.050)

Net asset value, end of year                   $1.00

Total return<F4>                               5.13%

Ratio to average net assets:
Net investment income                          5.03%
Total expenses<F5>                             .89%
Net expenses                                   .87%
Expenses reimbursed and/or waived              .18%

Net assets, end of year (in thousands)         $153,996

Number of shares outstanding
at end of year (in thousands)                  154,044

<F4>Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Money Market Portfolio                         Class A Shares
                                               Year Ended
                                               September 30, 1994

Net asset value, beginning of year             $1.00

Income from investment operations
Net investment income                          .031

Distributions from
Net investment income                         (.031)

Net asset value, end of year                   $1.00

Total return<F4>                               3.13%

Ratio to average net assets:
Net investment income                          3.07%
Total expenses<F5>                             --
Net expenses                                   .87%
Expenses reimbursed and/or waived              .18%

Net assets, end of year (in thousands)         $143,779

Number of shares outstanding
at end of year (in thousands)                  143,826

<F4>Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Money Market Portfolio                         Class A Shares
                                               Year Ended
                                               September 30, 1993

Net asset value, beginning of year             $1.00

Income from investment operations
Net investment income                          .025

Distributions from
Net investment income                         (.025)

Net asset value, end of year                   $1.00

Total return<F4>                               2.56%

Ratio to average net assets:
Net investment income                          2.54%
Total expenses<F5>                             --
Net expenses                                   .87%
Expenses reimbursed and/or waived              .20%


Net assets, end of year (in thousands)         $144,985

Number of shares outstanding
at end of year (in thousands)                  145,031

<F4>Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Money Market Portfolio                         Class A Shares
                                               Year Ended
                                               September 30, 1992

Net asset value, beginning of year             $1.00

Income from investment operations
Net investment income                          .037

Distributions from
Net investment income                         (.037)

Net asset value, end of year                   $1.00

Total return<F4>                               3.79%

Ratio to average net assets:
Net investment income                          3.74%
Total expenses<F5>                             --
Net expenses                                   .87%
Expenses reimbursed and/or waived              .16%

Net assets, end of year (in thousands)         $171,340

Number of shares outstanding
at end of year (in thousands)                  171,407

<F4>Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Money Market Portfolio                         Class A Shares
                                               Year Ended
                                               September 30, 1991

Net asset value, beginning of year             $1.00

Income from investment operations
Net investment income                          .061

Distributions from
Net investment income                         (.061)

Net asset value, end of year                   $1.00

Total return<F4>                               6.32%

Ratio to average net assets:
Net investment income                          6.12%
Total expenses<F5>                             --
Net expenses                                   .87%
Expenses reimbursed and/or waived              .13%

Net assets, end of year (in thousands)         $193,947

Number of shares outstanding
at end of year (in thousands)                  194,015

<F4>Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Money Market Portfolio                         Class A Shares
                                               Year Ended
                                               September 30, 1990

Net asset value, beginning of year             $1.00

Income from investment operations
Net investment income                          .076

Distributions from
Net investment income                         (.076)

Net asset value, end of year                   $1.00

Total return<F4>                               7.85%

Ratio to average net assets:
Net investment income                          7.53%
Total expenses<F5>                             --
Net expenses                                   .85%
Expenses reimbursed and/or waived              .14%

Net assets, end of year (in thousands)         $182,148

Number of shares outstanding
at end of year (in thousands)                  182,193

<F4>Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Money Market Portfolio                         Class A Shares
                                               Year Ended
                                               September 30, 1989

Net asset value, beginning of year             $1.00

Income from investment operations
Net investment income                          .084

Distributions from
Net investment income                         (.084)

Net asset value, end of year                   $1.00

Total return<F4>                               6.47%

Ratio to average net assets:
Net investment income                          8.40%
Total expenses<F5>                             --
Net expenses                                   .85%
Expenses reimbursed and/or waived              .17%

Net assets, end of year (in thousands)         $139,662

Number of shares outstanding
at end of year (in thousands)                  139,707

<F4>Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Money Market Portfolio                         Class A Shares
                                               Year Ended
                                               September 30, 1988

Net asset value, beginning of year             $1.00

Income from investment operations
Net investment income                          .067

Distributions from
Net investment income                         (.067)

Net asset value, end of year                   $1.00

Total return<F4>                               5.31%

Ratio to average net assets:
Net investment income                          6.47%
Total expenses<F5>                             --
Net expenses                                   .84%
Expenses reimbursed and/or waived              .27%

Net assets, end of year (in thousands)         $81,253

Number of shares outstanding
at end of year (in thousands)                  81,278

<F4>Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.




Money Market Portfolio                         Class A Shares
                                               Year Ended
                                               September 30, 1987

Net asset value, beginning of year             $1.00


Income from investment operations

Net investment income                          .057

Distributions from
Net investment income                         (.057)

Net asset value, end of year                   $1.00

Total return<F4>                               4.62%

Ratio to average net assets:
Net investment income                          5.52%
Total expenses<F5>                             --
Net expenses                                   .86%
Expenses reimbursed and/or waived              .24%

Net assets, end of year (in thousands)         $66,285

Number of shares outstanding
at end of year (in thousands)                  66,288

<F4>Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.


Money Market Portfolio                         Class A Shares
                                               Year Ended
                                               September 30, 1986

Net asset value, beginning of year             $1.00

Income from investment operations
Net investment income                          .067

Distributions from
Net investment income                         (.067)

Net asset value, end of year                   $1.00

Total return<F4>                               4.77%

Ratio to average net assets:
Net investment income                          6.51%
Total expenses<F5>                             --
Net expenses                                   .84%
Expenses reimbursed and/or waived              .34%

Net assets, end of year (in thousands)         $58,249

Number of shares outstanding
at end of year (in thousands)                  58,248

<F4>Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Managed Growth Portfolio                       Class A Shares
                                               Year Ended
                                               September 30, 1995

Net asset value, beginning of year             $28.77

Income from investment operations
Net investment income                          .87
Net realized and unrealized gain
(loss) on investments                          4.25
Total from investment operations               5.12

Distributions from
Net investment income                          (.87)
Net realized gains                             (.21)
Total Distributions                            (1.08)

Total increase (decrease) in
net asset value                                4.04

Net asset value, end of year                   $32.81

Total return<F4>                               18.21%

Ratio to average net assets:
Net investment income                          2.89%
Total expenses<F5>                             1.28%
Net expenses                                   1.26%
Expenses reimbursed and/or waived              .02%

Portfolio turnover                             114%

Net assets, end of year (in thousands)         $560,981

Number of shares outstanding
at end of year (in thousands)                  17,099

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Managed Growth Portfolio                       Class A Shares
                                               Year Ended
                                               September 30, 1994

Net asset value, beginning of year             $30.85

Income from investment operations
Net investment income                          .93
Net realized and unrealized gain
(loss) on investments                          (1.83)
Total from investment operations               (.90)

Distributions from
Net investment income                          (.95)
Net realized gains                             (.23)
Total Distributions                            (1.18)

Total increase (decrease) in
net asset value                                (2.08)

Net asset value, end of year                   $28.77


Total return<F4>                               (2.95%)

Ratio to average net assets:
Net investment income                          3.14%
Total expenses<F5>                             --
Net expenses                                   1.24%
Expenses reimbursed and/or waived              --

Portfolio turnover                             34%

Net assets, end of year (in thousands)         $512,027

Number of shares outstanding
at end of year (in thousands)                  17,800

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Managed Growth Portfolio                       Class A Shares
                                               Year Ended
                                               September 30, 1993

Net asset value, beginning of year             $29.35

Income from investment operations
Net investment income                          .95
Net realized and unrealized gain
(loss) on investments                          1.91
Total from investment operations               2.86

Distributions from
Net investment income                          (.95)
Net realized gains                             (.41)
Total Distributions                            (1.36)

Total increase (decrease) in
net asset value                                1.50

Net asset value, end of year                   $30.85

Total return<F4>                               9.98%

Ratio to average net assets:
Net investment income                          3.25%
Total expenses<F5>                             --
Net expenses                                   1.25%
Expenses reimbursed and/or waived              --

Portfolio turnover                             33%

Net assets, end of year (in thousands)         $536,170

Number of shares outstanding
at end of year (in thousands)                  17,378

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Managed Growth Portfolio                       Class A Shares
                                               Year Ended
                                               September 30, 1992

Income from investment operations

Net investment income                          1.07
Net realized and unrealized gain
(loss) on investments                          1.82
Total from investment operations               2.89

Distributions from
Net investment income                          (1.95)
Net realized gains                             (.01)
Total Distributions                            (1.96)

Total increase (decrease) in
net asset value                                .93

Net asset value, end of year                   $29.35

Total return<F4>                               10.71%

Ratio to average net assets:
Net investment income                          3.90%
Total expenses<F5>                             --
Net expenses                                   1.28%
Expenses reimbursed and/or waived              --

Portfolio turnover                             14%

Net assets, end of year (in thousands)         $419,514

Number of shares outstanding
at end of year (in thousands)                  14,292

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Managed Growth Portfolio                       Class A Shares
                                               Year Ended
                                               September 30, 1991

Net asset value, beginning of year             $25.87

Income from investment operations
Net investment income                          1.20
Net realized and unrealized gain
(loss) on investments                          3.10
Total from investment operations               4.30

Distributions from
Net investment income                          (1.00)
Net realized gains                             (.75)
Total Distributions                            (1.75)

Total increase (decrease) in
net asset value                                2.55

Net asset value, end of year                   $28.42

Total return<F4>                               17.51%

Ratio to average net assets:
Net investment income                          4.73%
Total expenses<F5>                             --
Net expenses                                   1.31%
Expenses reimbursed and/or waived              --

Portfolio turnover                             25%

Net assets, end of year (in thousands)         $329,922

Number of shares outstanding
at end of year (in thousands)                  11,609

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Managed Growth Portfolio                       Class A Shares
                                               Year Ended
                                               September 30, 1990

Net asset value, beginning of year             $27.72

Income from investment operations
Net investment income                          1.09
Net realized and unrealized gain
(loss) on investments                          (1.85)
Total from investment operations               (.76)

Distributions from
Net investment income                          (.63)
Net realized gains                             (.46)
Total Distributions                            (1.09)

Total increase (decrease) in
net asset value                                (1.85)

Net asset value, end of year                   $25.87

Total return<F4>                               (2.87%)

Ratio to average net assets:
Net investment income                          4.85%
Total expenses<F5>                             --%
Net expenses                                   1.30%
Expenses reimbursed and/or waived              --

Portfolio turnover                             24%

Net assets, end of year (in thousands)         $242,617

Number of shares outstanding
at end of year (in thousands)                  9,377

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Managed Growth Portfolio                       Class A Shares
                                               Year Ended
                                               September 30, 1989

Net asset value, beginning of year             $25.04

Income from investment operations
Net investment income                          1.15
Net realized and unrealized gain
(loss) on investments                          2.97
Total from investment operations               4.12

Distributions from
Net investment income                          (.98)
Net realized gains                             (.46)
Total Distributions                            (1.44)

Total increase (decrease) in
net asset value                                2.68

Net asset value, end of year                   $27.72

Total return<F4>                               17.31%

Ratio to average net assets:
Net investment income                          4.49%
Total expenses<F5>                             --
Net expenses                                   1.29%
Expenses reimbursed and/or waived              --

Portfolio turnover                             34%

Net assets, end of year (in thousands)         $212,178

Number of shares outstanding
at end of year (in thousands)                  7,654

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Managed Growth Portfolio                       Class A Shares
                                               Year Ended
                                               September 30, 1988

Net asset value, beginning of year             $27.44

Income from investment operations
Net investment income                          1.09
Net realized and unrealized gain
(loss) on investments                          (1.91)
Total from investment operations               (.82)

Distributions from
Net investment income                          (1.08)
Net realized gains                             (.50)
Total Distributions                            (1.58)

Total increase (decrease) in
net asset value                                (2.40)

Net asset value, end of year                   $25.04

Total return<F4>                               (2.48%)

Ratio to average net assets:
Net investment income                          4.30%
Total expenses<F5>                             --
Net expenses                                   1.34%
Expenses reimbursed and/or waived              --

Portfolio turnover                             46%

Net assets, end of year (in thousands)         $171,931

Number of shares outstanding
at end of year (in thousands)                  6,866

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Managed Growth Portfolio                       Class A Shares
                                               Year Ended
                                               September 30, 1987

Net asset value, beginning of year             $23.25

Income from investment operations
Net investment income                          .65
Net realized and unrealized gain
(loss) on investments                          4.35
Total from investment operations               5.00

Distributions from
Net investment income                          (.70)
Net realized gains                             (.11)
Total Distributions                            (.81)

Total increase (decrease) in
net asset value                                4.19

Net asset value, end of year                   $27.44

Total return<F4>                               22.04%

Ratio to average net assets:
Net investment income                          2.82%
Total expenses<F5>                             --%
Net expenses                                   1.29%
Expenses reimbursed and/or waived              --

Portfolio turnover                             14%

Net assets, end of year (in thousands)         $174,218

Number of shares outstanding
at end of year (in thousands)                  6,348

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Managed Growth Portfolio                       Class A Shares
                                               Year Ended
                                               September 30, 1986

Net asset value, beginning of year             $18.92

Income from investment operations
Net investment income                          .62
Net realized and unrealized gain
(loss) on investments                          4.64
Total from investment operations               5.26

Distributions from
Net investment income                          (.77)
Net realized gains                             (.16)
Total Distributions                            (.93)

Total increase (decrease) in
net asset value                                4.33

Net asset value, end of year                   $23.25

Total return<F4>                               28.61%

Ratio to average net assets:
Net investment income                          3.42%
Total expenses<F5>                             --
Net expenses                                   1.30%
Expenses reimbursed and/or waived              .02%

Portfolio turnover                             24%

Net assets, end of year (in thousands)         $86,405

Number of shares outstanding
at end of year (in thousands)                  3,761

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Managed Growth Portfolio                       Class C Shares
                                               Period Ended
                                               September 30, 1995

Net asset value, beginning of period           $28.65

Income from investment operations
Net investment income                          .54
Net realized and unrealized gain
(loss) on investments                          4.20
Total from investment operations               4.74

Distributions from
Net investment income                          (.58)
Net realized gains                             (.21)
Total Distributions                            (.79)

Total increase (decrease) in
net asset value                                3.95

Net asset value, end of period                 $32.60

Total return<F4>                               16.85%

Ratio to average net assets:
Net investment income                          1.61%
Total expenses<F5>                             2.51%
Net expenses                                   2.50%
Expenses reimbursed and/or waived              .42%

Portfolio turnover                             114%

Net assets, end of period (in thousands)       $4,065

Number of shares outstanding
at end of period (in thousands)                125

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.




Managed Growth Portfolio                       Class C Shares
                                               From Inception
                                               (March 1, 1994) to
                                               September 30, 1994

Net asset value, beginning of period           $30.43

Income from investment operations
Net investment income                          .51
Net realized and unrealized gain
(loss) on investments                          (1.66)
Total from investment operations               (1.15)

Distributions from
Net investment income                          (.63)
Net realized gains                             --
Total Distributions                            (.63)

Total increase (decrease) in
net asset value                                (1.78)

Net asset value, end of period                 $28.65

Total return<F4>                               (3.30%)

Ratio to average net assets:
Net investment income                          1.83%(a)
Total expenses<F5>                             --
Net expenses                                   2.47%(a)
Expenses reimbursed and/or waived              1.46%(a)

Portfolio turnover                             34%

Net assets, end of period (in thousands)       $1,893

Number of shares outstanding
at end of period (in thousands)                66

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.
(a) Annualized




Bond Portfolio                                 Class A Shares
                                               Period Ended
                                               September 30, 1995

Net asset value, beginning of period           $15.49

Income from investment operations
Net investment income                          .96
Net realized and unrealized gain
(loss) on investments                          .91
Total from investment operations               1.87

Distributions from
Net investment income                          (.93)
Net realized gains                             (.06)
Tax return of capital                          (.03)
Total Distributions                            (1.02)

Total increase (decrease) in
net asset value                                .85

Net asset value, end of period                 $16.34

Total return<F4>                               12.57%

Ratio to average net assets:
Net investment income                          6.04%
Total expenses<F5>                             1.24%
Net expenses                                   1.22%
Expenses reimbursed and/or waived              --

Portfolio turnover                             29%

Net assets, end of period (in thousands)       $62,929

Number of shares outstanding
at end of period (in thousands)                3,850

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.




Bond Portfolio                                 Class A Shares
                                               Period Ended
                                               September 30, 1994

Net asset value, beginning of period           $17.77

Income from investment operations
Net investment income                          .94
Net realized and unrealized gain
(loss) on investments                          (1.81)
Total from investment operations               (.87)

Distributions from
Net investment income                          (.94)
Net realized gains                             (.47)
Tax return of capital                          --
Total Distributions                            (1.41)

Total increase (decrease) in
net asset value                                (2.28)

Net asset value, end of period                 $15.49

Total return<F4>                               (5.18%)

Ratio to average net assets:
Net investment income                          5.64%
Total expenses<F5>                             --
Net expenses                                   1.10%
Expenses reimbursed and/or waived              --

Portfolio turnover                             19%

Net assets, end of period (in thousands)       $61,573

Number of shares outstanding
at end of period (in thousands)                3,976

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.




Bond Portfolio                                 Class A Shares
                                               Period Ended
                                               September 30, 1993

Net asset value, beginning of period           $17.05

Income from investment operations
Net investment income                          1.08
Net realized and unrealized gain
(loss) on investments                          .85
Total from investment operations               1.93

Distributions from
Net investment income                          (1.08)
Net realized gains                             (.13)
Tax return of capital                          --
Total Distributions                            (1.21)

Total increase (decrease) in
net asset value                                .72

Net asset value, end of period                 $17.77

Total return<F4>                               11.89%

Ratio to average net assets:
Net investment income                          6.33%
Total expenses<F5>                             --
Net expenses                                   .79%
Expenses reimbursed and/or waived              .20%

Portfolio turnover                             28%

Net assets, end of period (in thousands)       $67,134

Number of shares outstanding
at end of period (in thousands)                3,778

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.




Bond Portfolio                                 Class A Shares
                                               Period Ended
                                               September 30, 1992

Net asset value, beginning of period           $16.48

Income from investment operations
Net investment income                          1.15
Net realized and unrealized gain
(loss) on investments                          .78
Total from investment operations               1.93

Distributions from
Net investment income                          (1.15)
Net realized gains                             (.21)
Tax return of capital                          --
Total Distributions                            (1.36)

Total increase (decrease) in
net asset value                                .57

Net asset value, end of period                 $17.05

Total return<F4>                               12.29%

Ratio to average net assets:
Net investment income                          6.90%
Total expenses<F5>                             --
Net expenses                                   .75%
Expenses reimbursed and/or waived              .24%

Portfolio turnover                             29%

Net assets, end of period (in thousands)       $50,572

Number of shares outstanding
at end of period (in thousands)                2,965

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.




Bond Portfolio                                 Class A Shares
                                               Period Ended
                                               September 30, 1991

Net asset value, beginning of period           $15.34

Income from investment operations
Net investment income                          1.21
Net realized and unrealized gain
(loss) on investments                          1.15
Total from investment operations               2.36

Distributions from
Net investment income                          (1.21)
Net realized gains                             (.01)
Tax return of capital                          --
Total Distributions                            (1.22)

Total increase (decrease) in
net asset value                                1.14

Net asset value, end of period                 $16.48

Total return<F4>                               15.95%

Ratio to average net assets:
Net investment income                          7.63%
Total expenses<F5>                             --
Net expenses                                   .77%
Expenses reimbursed and/or waived              .27%

Portfolio turnover                             24%

Net assets, end of period (in thousands)       $33,259

Number of shares outstanding
at end of period (in thousands)                2,018

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.




Bond Portfolio                                 Class A Shares
                                               Period Ended
                                               September 30, 1990

Net asset value, beginning of period           $15.71

Income from investment operations
Net investment income                          1.24
Net realized and unrealized gain
(loss) on investments                          (.32)
Total from investment operations               .92

Distributions from
Net investment income                          (1.24)
Net realized gains                             (.05)
Tax return of capital                          --
Total Distributions                            (1.29)

Total increase (decrease) in
net asset value                                (.37)

Net asset value, end of period                 $15.34

Total return<F4>                               6.09%

Ratio to average net assets:
Net investment income                          8.02%
Total expenses<F5>                             --
Net expenses                                   .65%
Expenses reimbursed and/or waived              .45%

Portfolio turnover                             22%

Net assets, end of period (in thousands)       $23,298

Number of shares outstanding
at end of period (in thousands)                1,519

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Bond Portfolio                                 Class A Shares
                                               Period Ended
                                               September 30, 1989

Net asset value, beginning of period           $15.43

Income from investment operations
Net investment income                          1.31
Net realized and unrealized gain
(loss) on investments                          .30
Total from investment operations               1.61

Distributions from
Net investment income                          (1.29)
Net realized gains                             (.04)
Tax return of capital                          --
Total Distributions                            (1.33)

Total increase (decrease) in
net asset value                                .28

Net asset value, end of period                 $15.71

Total return<F4>                               10.93%

Ratio to average net assets:
Net investment income                          8.53%
Total expenses<F5>                             --
Net expenses                                   .17%
Expenses reimbursed and/or waived              .92%

Portfolio turnover                             50%

Net assets, end of period (in thousands)       $12,792

Number of shares outstanding
at end of period (in thousands)                814

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.


Bond Portfolio                                 Class A Shares
                                               Period Ended
                                               September 30, 1988

Net asset value, beginning of period           $14.81

Income from investment operations
Net investment income                          1.16
Net realized and unrealized gain
(loss) on investments                          .62
Total from investment operations               1.78

Distributions from
Net investment income                          (1.16)
Net realized gains                             --
Tax return of capital                          --
Total Distributions                            (1.16)

Total increase (decrease) in
net asset value                                .62

Net asset value, end of period                 $15.43

Total return<F4>                               12.32%

Ratio to average net assets:
Net investment income                          8.14%
Total expenses<F5>                             --
Net expenses                                   --
Expenses reimbursed and/or waived              1.56%

Portfolio turnover                             27%

Net assets, end of period (in thousands)       $5,235

Number of shares outstanding
at end of period (in thousands)                339

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Bond Portfolio                                 Class A Shares
                                               From Inception
                                               (August 24, 1987) to
                                               September 30, 1987

Net asset value, beginning of period           $15.00

Income from investment operations
Net investment income                          .04
Net realized and unrealized gain
(loss) on investments                          (.20)
Total from investment operations               (.16)

Distributions from
Net investment income                          (.03)
Net realized gains                             --
Tax return of capital                          --
Total Distributions                            (.03)

Total increase (decrease) in
net asset value                                (.19)

Net asset value, end of period                 $14.81

Total return<F4>                               (13.56%)(a)

Ratio to average net assets:
Net investment income                          .34%(a)
Total expenses<F5>                             --
Net expenses                                   .50%(a)
Expenses reimbursed and/or waived              1.16%(a)

Portfolio turnover                             --

Net assets, end of period (in thousands)       $344

Number of shares outstanding
at end of period (in thousands)                23

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.
(a) Annualized



Bond Portfolio                                 Class C Shares
                                               Period Ended
                                               September 30, 1995

Net asset value, beginning of period           $15.43

Income from investment operations
Net investment income                          .80
Net realized and unrealized gain
(loss) on investments                          .87
Total from investment operations               1.67

Distributions from
Net investment income                          (.81)
Net realized gains                             (.06)
Tax return of capital                          (.03)
Total Distributions                            (.90)

Total increase (decrease) in
net asset value                                .77

Net asset value, end of period                 $16.20

Total return<F4>                               11.21%

Ratio to average net assets:
Net investment income                          4.60%
Total expenses<F5>                             2.52%
Net expenses                                   2.50%
Expenses reimbursed and/or waived              2.14%

Portfolio turnover                             29%

Net assets, end of period (in thousands)       $910

Number of shares outstanding
at end of period (in thousands)                56

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Managed Growth Portfolio                       Class C Shares
                                               From Inception
                                               (March 1, 1994) to
                                               September 30, 1994

Net asset value, beginning of period           $16.71

Income from investment operations
Net investment income                          .45
Net realized and unrealized gain
(loss) on investments                          (1.23)
Total from investment operations               (.78)

Distributions from
Net investment income                          (.50)
Net realized gains                             --
Tax return of capital                          --
Total Distributions                            (.50)

Total increase (decrease) in
net asset value                                (1.28)

Net asset value, end of period                 $15.43

Total return<F4>                               (4.13%)

Ratio to average net assets:
Net investment income                          4.63%(a)
Total expenses<F5>                             --
Net expenses                                   2.41%(a)
Expenses reimbursed and/or waived              9.60%(a)

Portfolio turnover                             19%

Net assets, end of period (in thousands)       $315

Number of shares outstanding
at end of period (in thousands)                20

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.
(a) Annualized



Equity Portfolio                               Class A Shares
                                               Year Ended
                                               September 30, 1995

Net asset value, beginning of year             $20.13

Income from investment operations
Net investment income                          .06
Net realized and unrealized gain
(loss) on investments                          2.22
Total from investment operations               2.28

Distributions from
Net investment income                          (.04)
Net realized gains                             (1.25)
Total Distributions                            (1.29)

Total increase (decrease) in
net asset value                                .99

Net asset value, end of year                   $21.12

Total return<F4>                               12.43%

Ratio to average net assets:
Net investment income                          .32%
Total expenses<F5>                             1.38%
Net expenses                                   1.36%
Expenses reimbursed and/or waived              --

Portfolio turnover                             35%

Net assets, end of period (in thousands)       $90,951

Number of shares outstanding
at end of year (in thousands)                  4,307

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Equity Portfolio                               Class A Shares
                                               Year Ended
                                               September 30, 1994

Net asset value, beginning of year             $21.43

Income from investment operations
Net investment income                          .13
Net realized and unrealized gain
(loss) on investments                          (1.04)
Total from investment operations               (.91)

Distributions from
Net investment income                          (.28)
Net realized gains                             (.11)
Total Distributions                            (.39)

Total increase (decrease) in
net asset value                                (1.30)

Net asset value, end of year                   $20.13

Total return<F4>                               (4.33%)

Ratio to average net assets:
Net investment income                          .65%
Total expenses<F5>                             --
Net expenses                                   1.27%
Expenses reimbursed and/or waived              --

Portfolio turnover                             94%

Net assets, end of period (in thousands)       $92,970

Number of shares outstanding
at end of year (in thousands)                  4,620

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.


Equity Portfolio                               Class A Shares
                                               Year Ended
                                               September 30, 1994

Net asset value, beginning of year             $21.43

Income from investment operations
Net investment income                          .13
Net realized and unrealized gain
(loss) on investments                          (1.04)
Total from investment operations               (.91)

Distributions from
Net investment income                          (.28)
Net realized gains                             (.11)
Total Distributions                            (.39)

Total increase (decrease) in
net asset value                                (1.30)

Net asset value, end of year                   $20.13

Total return<F4>                               (4.33%)

Ratio to average net assets:
Net investment income                          .65%
Total expenses<F5>                             --
Net expenses                                   1.27%
Expenses reimbursed and/or waived              --

Portfolio turnover                             94%

Net assets, end of period (in thousands)       $92,970

Number of shares outstanding
at end of year (in thousands)                  4,620

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Equity Portfolio                               Class A Shares
                                               Year Ended
                                               September 30, 1993

Net asset value, beginning of year             $20.03

Income from investment operations
Net investment income                          .21
Net realized and unrealized gain
(loss) on investments                          1.36
Total from investment operations               1.57

Distributions from
Net investment income                          (.17)
Net realized gains                             --
Total Distributions                            (.17)

Total increase (decrease) in
net asset value                                1.40

Net asset value, end of year                   $21.43

Total return<F4>                               7.82%

Ratio to average net assets:
Net investment income                          1.06%
Total expenses<F5>                             --
Net expenses                                   1.13%
Expenses reimbursed and/or waived              --

Portfolio turnover                             43%

Net assets, end of period (in thousands)       $85,042

Number of shares outstanding
at end of year (in thousands)                  3,968

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.


Equity Portfolio                               Class A Shares
                                               Year Ended
                                               September 30, 1992

Net asset value, beginning of year             $18.89

Income from investment operations
Net investment income                          .17
Net realized and unrealized gain
(loss) on investments                          1.20
Total from investment operations               1.37

Distributions from
Net investment income                          (.23)
Net realized gains                             --
Total Distributions                            (.23)

Total increase (decrease) in
net asset value                                1.14

Net asset value, end of year                   $20.03

Total return<F4>                               7.36%

Ratio to average net assets:
Net investment income                          1.02%
Total expenses<F5>                             --
Net expenses                                   1.17%
Expenses reimbursed and/or waived              --

Portfolio turnover                             24%

Net assets, end of period (in thousands)       $64,629

Number of shares outstanding
at end of year (in thousands)                  3,226

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.


Equity Portfolio                               Class A Shares
                                               Year Ended
                                               September 30, 1991

Net asset value, beginning of year             $15.86

Income from investment operations
Net investment income                          .44
Net realized and unrealized gain
(loss) on investments                          2.96
Total from investment operations               3.40

Distributions from
Net investment income                          (.37)
Net realized gains                             --
Total Distributions                            (.37)

Total increase (decrease) in
net asset value                                3.03

Net asset value, end of year                   $18.89

Total return<F4>                               21.88%

Ratio to average net assets:
Net investment income                          1.94%
Total expenses<F5>                             --
Net expenses                                   1.04%
Expenses reimbursed and/or waived              .18%

Portfolio turnover                             27%

Net assets, end of period (in thousands)       $42,642

Number of shares outstanding
at end of year (in thousands)                  2,258

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Equity Portfolio                               Class A Shares
                                               Year Ended
                                               September 30, 1990

Net asset value, beginning of year             $18.07

Income from investment operations
Net investment income                          .32
Net realized and unrealized gain
(loss) on investments                          (2.24)
Total from investment operations               (1.92)

Distributions from
Net investment income                          (.24)
Net realized gains                             (.05)
Total Distributions                            (.29)
Total increase (decrease) in
net asset value                                (2.21)

Net asset value, end of year                   $15.86

Total return<F4>                               (10.80%)

Ratio to average net assets:
Net investment income                          2.64%
Total expenses<F5>                             --
Net expenses                                   .78%
Expenses reimbursed and/or waived              .50%

Portfolio turnover                             31%

Net assets, end of period (in thousands)       $22,212

Number of shares outstanding
at end of year (in thousands)                  1,401

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.




Equity Portfolio                               Class A Shares
                                               Year Ended
                                               September 30, 1989

Net asset value, beginning of year             $14.58

Income from investment operations
Net investment income                          .40
Net realized and unrealized gain
(loss) on investments                          3.40
Total from investment operations               3.80

Distributions from
Net investment income                          (.31)
Net realized gains                             --
Total Distributions                            (.31)

Total increase (decrease) in
net asset value                                3.49

Net asset value, end of year                   $18.07

Total return<F4>                               26.69%

Ratio to average net assets:
Net investment income                          2.48%
Total expenses<F5>                             --
Net expenses                                   .21%
Expenses reimbursed and/or waived              1.17%

Portfolio turnover                             8%

Net assets, end of period (in thousands)       $7,927

Number of shares outstanding
at end of year (in thousands)                  439

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Equity Portfolio                               Class A Shares
                                               Year Ended
                                               September 30, 1988

Net asset value, beginning of year             $15.33

Income from investment operations
Net investment income                          .87
Net realized and unrealized gain
(loss) on investments                          (1.53)
Total from investment operations               (.66)

Distributions from
Net investment income                          (.08)
Net realized gains                             (.01)
Total Distributions                            (.09)

Total increase (decrease) in
net asset value                                (.75)

Net asset value, end of year                   $14.58

Total return<F4>                               (4.26%)

Ratio to average net assets:
Net investment income                          2.85%
Total expenses<F5>                             --
Net expenses                                   --
Expenses reimbursed and/or waived              2.49%

Portfolio turnover                             23%

Net assets, end of period (in thousands)       $1,711

Number of shares outstanding
at end of year (in thousands)                  117

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Equity Portfolio                               Class A Shares
                                               From Inception
                                               (August 24, 1987) to
                                               September 30, 1987

Net asset value, beginning of year             $15.00

Income from investment operations
Net investment income                          .02
Net realized and unrealized gain
(loss) on investments                          .31
Total from investment operations               .33

Distributions from
Net investment income                          --
Net realized gains                             --
Total Distributions                            --

Total increase (decrease) in
net asset value                                .33

Net asset value, end of year                   $15.33

Total return<F4>                               25.56%(a)

Ratio to average net assets:
Net investment income                          .31%(a)
Total expenses<F5>                             --
Net expenses                                   .50%(a)
Expenses reimbursed and/or waived              1.50%(a)

Portfolio turnover                             --

Net assets, end of period (in thousands)       $265

Number of shares outstanding
at end of year (in thousands)                  17

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.

(a) Annualized


Equity Portfolio                               Class C Shares
                                               Year Ended
                                               September 30, 1995

Net asset value, beginning of year             $19.98

Income from investment operations
Net investment income                          (.03)
Net realized and unrealized gain
(loss) on investments                          2.05
Total from investment operations               2.02

Distributions from
Net investment income                          (.09)
Net realized gains                             (1.25)
Total Distributions                            (1.34)

Total increase (decrease) in
net asset value                                .68

Net asset value, end of year                   $20.66

Total return<F4>                               11.16%

Ratio to average net assets:
Net investment income (loss)                   (.84%)
Total expenses<F5>                             2.51%
Net expenses                                   2.50%
Expenses reimbursed and/or waived              1.07%

Portfolio turnover                             35%

Net assets, end of period (in thousands)       $1,802

Number of shares outstanding
at end of year (in thousands)                  87

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Equity Portfolio                               Class C Shares
                                               From Inception
                                               (March 1, 1994) to
                                               September 30, 1994

Net asset value, beginning of year             $22.12

Income from investment operations
Net investment income                          (.06)
Net realized and unrealized gain
(loss) on investments                          (2.08)
Total from investment operations               (2.14)

Distributions from
Net investment income                          --
Net realized gains                             --
Total Distributions                            --

Total increase (decrease) in
net asset value                                (2.14)

Net asset value, end of year                   $19.98

Total return<F4>                               (9.14%)

Ratio to average net assets:
Net investment income                          (1.06%)(a)
Total expenses<F5>                             --
Net expenses                                   2.75%(a)
Expenses reimbursed and/or waived              4.60%(a)

Portfolio turnover                             94%

Net assets, end of period (in thousands)       $670

Number of shares outstanding
at end of year (in thousands)                  34

<F4>Total return is not annualized and does not reflect  deduction of
Class A front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



INVESTMENT OBJECTIVES AND POLICIES

The Fund is designed for individual and institutional investors, including ERISA fiduciaries, seeking growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Managed Growth Portfolio is designed for long-term term cash management and stability of principal. The Bond Portfolio is designed for current income and preservation of capital. The Equity Portfolio is designed for capital growth.

Money Market Portfolio The Money Market Portfolio seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments, including repurchase agreements with recognized securities dealers and banks secured by such instruments, and reverse repurchase agreements, all selected in accordance with the Fund's investment and social criteria.



The Money Market Portfolio attempts to maintain a constant net asset value of $1.00 per share. term money market instruments which may include: obligations issued or guaranteed as to principal by the United States Government, its agencies and instrumentalities; U.S. dollar-denominated certificates of deposit, time deposits and bankers' acceptances of U.S. banks, generally banks with assets in excess of $1 billion; taxable municipal securities, including variable rate demand notes ; and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of -1 by Standard & Poor's Ratings Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. "Moody's"), or, if not rated, is of comparable quality.



Managed Growth Portfolio

The Managed Growth Portfolio seeks to achieve a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments (including repurchase agreements secured by such instruments) selected with a concern for the investment and social impact of each investment. It is not the policy of the Managed Growth Portfolio to take risks to obtain speculatively or aggressively high returns. There is no predetermined percentage of assets allocated to either stocks or bonds or money market instruments. Investments are generally selected by the two active Sub-Advisors, U.S. Trust Company of Boston and NCM Capital, subject to direction and control by the Fund's 's fixed-income assets. The Investment Advisors determine the mix for the Managed Growth Portfolio depending upon their view of market conditions and the economic outlook.


The Managed Growth Portfolio may purchase both common and preferred stock. The Portfolio normally invests in bonds which are considered investment grade, including bonds which are direct or indirect obligations of the U.S. Government, or which at the date of investment are rated AAA, AA, A, or BBB by S&P or Aaa, Aa, A, or Baa by Moody's. Bonds rated Baa or BBB are considered medium grade obligations, possess speculative characteristics, and are rated obligations (those rated below BBB, which are considered non-investment grade securities) but no more than 20% of its assets may be invested in obligations rated lower than B. The Portfolio may purchase without limitation bonds which are unrated but of comparable quality to bonds rated B or better as determined by the Advisors under the supervision of the Board of Trustees. The Managed Growth Portfolio does not currently hold or intend to invest more than 5% of its net assets in non-investment grade securities (commonly referred to as "junk bonds"). See the Statement of Additional Information for additional information concerning bond ratings.


Bond Portfolio


The Bond Portfolio seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities, including taxable municipal securities, selected pursuant to the Fund's investment and social criteria. The Bond Portfolio is neither speculative nor conservative in its investment policies and will take reasonable risks in seeking to achieve its investment objective of current income and preservation of capital. Debt intermediate-term, short-term, or any combination thereof, depending on the Advisors' evaluation of current and anticipated market patterns and trends; the Advisors expect that the Bond Portfolio's average weighted maturity will range between 5 and 20 years. The value of the Portfolio will vary inversely with changes in interest rates.

In seeking to achieve these objectives, it is anticipated that under normal conditions the Bond Portfolio will invest at least 65% of the value of its assets in publicly-traded straight debt securities which have an investment grade rating of A or above as determined by a nationally recognized rating service such as S&P or Moody's, or if unrated, determined to be of comparable quality. The Portfolio may also invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in cash and cash equivalents. Up to 20% of the Bond Portfolio's total assets may be invested in straight debt securities which are not rated within the four highest grades (including bonds rated below Baa or BBB and unrated securities), in convertible debt securities, convertible preferred and preferred stocks, or other securities. Bonds rated Baa or BBB, which are considered medium grade obligations, possess speculative characteristics, and are more susceptible to changing market conditions. The Bond Portfolio does not currently hold or intend to invest more than 5% of its net assets in non-investment grade securities ("junk bonds"). See the Statement of Additional Information for additional information concerning bond ratings.



Equity Portfolio The Equity Portfolio seeks growth of capital through investment in the equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation and which satisfy the Fund's investment and social criteria. The Equity Portfolio is neither speculative nor conservative in its investment policies and will take reasonable risks in seeking to achieve its investment objective of growth of capital.


The Equity Portfolio normally invests at least 80% of the value of its net assets in equity securities. Such securities include common stocks, convertible securities and preferred stocks. For liquidity purposes or pending the investment of the proceeds of the sale of its shares, the Equity Portfolio may invest up to 20% of the value of its assets in money market instruments, including: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks, generally, those having total assets of at least one billion dollars; and commercial paper or other corporate notes of investment grade quality. Such securities may be purchased subject to repurchase agreements with recognized securities dealers and banks. If the Equity Portfolio has assumed a temporary defensive posture, there is no limitation on the percentage of its assets which may be invested in money market instruments. The Equity Portfolio does not currently hold or intend to invest more than 5% of its net assets in non-investment grade debt securities.


ALL INVESTMENTS ARE SELECTED WITH A CONCERN FOR THE SOCIAL IMPACT OF EAC INVESTMENT

The Fund invests in accordance with its philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.


The Fund has developed the following criteria for the selection of organizations in which it invests. The Fund recognizes, however, that these criteria represent standards of behavior which few, if any, organizations totally satisfy and that, as a matter of practice, evaluation of a particular organization in the context of these criteria will Advisors.ubjective judgment by the Fund's Investment Advisor and Sub-Advisors.

Given these considerations, the Fund seeks to invest in a producer or service provider which:

1. Delivers safe products and services in ways which sustain our natural environment. For example, the Fund looks for companies that produce energy from renewable resources, while avoiding consistent polluters. 2. Is managed with participation throughout the organization in defining and achieving objectives. For example, the Fund looks for companies that offer employee stock ownership or profit-sharing plans. 3. Negotiates fairly with its workers, provides an environment supportive of their wellness, does not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, does not consistently violate regulations of the Equal Employment Opportunity Commission, and provides opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Fund considers both unionized and non-union firms with good labor relations. 4. Fosters awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, the Fund looks for companies with an above average commitment to community affairs and charitable giving.

The Fund will not invest in an issuer which the Advisors determine to be significantly engaged in:

1. The production of nuclear energy or the manufacture of equipment to produce nuclear energy.

2.   Business activities in support of repressive regimes.

3.   The manufacture of weapon systems.


The Fund will not, as a matter of operating policy which may be changed without the approval of a majority of the outstanding shares, invest in an issuer primarily engaged in the manufacture of alcoholic beverages or tobacco products, or the operation of gambling casinos.

The Fund believes that social and technological change will continue to transform America and the world for the balance of this century. Those enterprises which exhibit a social awareness measured in terms of the above attributes and considerations should be better prepared to meet future societal needs for goods and services. By responding to social concerns, these enterprises should maintain flexibility and further social goals. In so doing they should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

                       INVESTMENT SELECTION PROCESS

Investments are selected on the basis of their ability to contribute to the dual objectives of the Fund.


Potential  investments  are first  screened  for  financial  soundness  and then evaluated according to the Fund's social criteria. To the greatest extent possible investments are made in companies exhibiting unusual, positive accomplishments with respect to one or more of the criteria. Companies must meet the Fund's minimum standards for all the criteria. With respect to government securities, the Fund invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further or are compatible with the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities. It should be noted that the Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies.

The selection of an organization for investment by a Portfolio does not constitute endorsement or validation by the Fund, nor does the exclusion of an organization necessarily reflect failure to satisfy the Fund's social criteria. Investors in the Fund are invited to send a brief description of companies they believe might be suitable for investment by the Fund.


                       ADDITIONAL INVESTMENT POLICIES

As a matter of fundamental investment policy which cannot be changed without shareholder approval, no more than 25% of the value of a Portfolio's assets may be invested in any one industry, no more than 5% of a Portfolio's assets may be invested in any one company, nor may a Portfolio, or the Fund in the aggregate, purchase more than 10% of the voting securities of any issuer.

The Managed Growth, Bond and Equity Portfolios each can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolios can use these practices either as substitution or as protection against an adverse move in the Portfolios to adjust the risk and return characteristics of the Portfolios. If the Advisor and/or Sub-Advisor judges market conditions incorrectly or employs a strategy that does not correlate well 's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Fund's 10% restriction on illiquid securities. See the SAI for more detail about these strategies.

The Fund may engage in repurchase agreements and reverse repurchase agreements. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back at a higher price. In order to minimize any risk involved, the Fund engages in such transactions only with recognized securities dealers determined by the Advisor to present a minimal credit risk. Repurchase agreements are fully collateralized and always have a maturity of less than one year. In a reverse repurchase agreement, the Fund sells a security subject to the right and obligation to buy it back at a higher price. The Fund then invests the proceeds from the transaction in another obligation in which it is authorized to invest. For reverse repurchase agreements, the Fund maintains in a segregated account liquid assets equal in value to the repurchase price.

Each Portfolio may borrow money from banks (and pledge its assets to secure such borrowing) for temporary or emergency purposes, but not for leverage. Such borrowing may not exceed 10% of the value of that Portfolio's total assets.

The Fund has adopted the following operating (i.e., Non-fundamental) investment policies which may be changed by the Board of Trustees without shareholder approval:


No Portfolio may purchase or hold illiquid securities if more than 10% of the value of that Portfolio's net assets would be invested in such securities.

Each Portfolio may invest up to 25% of its assets in the securities of foreign issuers. The or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depository Receipts. ADRs are U.S. dollar-denominated and Foreign securities may involve additional risks, including currency fluctuations, risks relating to political or economic conditions, and the potentially less stringent investor protection and disclosure standards of foreign markets. These factors could make foreign investments, especially those in developing countries, less liquid and more volatile. In addition, the costs of foreign investing, including withholding taxes, brokerage commisions and custodial costs are generally higher than for U.S. investments. By investing in ADRs may avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. The Money Market Portfolio may purchase only high quality U.S. dollar-denominated instruments.


For further information on the Fund's investment policies and restrictions, see the Statement of Additional Information.

Special Equities and Private Placements

Due to the particular social objective of the Fund, opportunities may exist to promote especially promising approaches to social goals through privately placed investments. The Special Equities Committee of the Board of Trustees identifies, evaluates, and selects certain of these investments, subject to ratification by the Board. The private placement investments undertaken by the Fund, if any, may be subject to a high degree of risk. Such investments may involve relatively small and untried enterprises that have been selected in the first instance because of some attractive social objectives or policies.

Many private placement investments have no readily available market and may therefore be considered illiquid. Fund investments in private placements and other securities for which market quotations are not readily available are valued at fair market value under the direction and control of the Board.

High Social Impact Investments


Each Portfolio may invest a small portion of its respective assets in investments in securities that offer a rate of return below the then prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria ("High Social Impact Investments"); such High Social Impact investments must be less than 1% of the 's assets. Such securities are typically illiquid and unrated and generally considered non-investment grade debt securities which involve a greater risk of default or price decline than investment-grade securities. Through diversification and credit analysis and limited maturity, investment risk can be reduced, although there can be no assurance that losses will not occur. The High Social Impact Investments Committee of the Board identifies, evaluates, and selects these investments, subject to ratification by the Board.

YIELD AND TOTAL RETURN

The Portfolios may advertise different types of yield and total return performance, which is calculated separately for each class. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the 's performance is contained in its Annual Report to Shareholders, which may be obtained without charge.

Money Market Portfolio

The Money Market Portfolio may advertise "yield" and "effective yield." The "yield" of the Fund refers to the actual income generated by an investment in the Portfolio over a particular base period, stated in the advertisement. If the base period is less than one year, the yield will be "annualized." That is, the amount of income generated by the investment during the base period is assumed to be generated over a one-year period and is shown as a percentage of the investment. The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Bond Portfolio

Yield measures the Bond Portfolio's current investment performance for each class, that is, the rate of income on its portfolio investments divided by the share price of the class. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the maximum offering price per share for that class on the last day of that period. Yields are calculated according to accounting methods that are standardized for all stock and bond funds.

Managed Growth, Bond, and Equity Portfolios

Total return differs from yield in that yield figures measure only the income component of a Portfolio's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of a class shows its overall change in value, including changes in share price and assuming all of its dividends and capital gain distributions are reinvested. A cumulative total return reflects the performance of the class over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of total return for Class A shares usually will include end sales charge. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "overall return" do not reflect deduction of the sales charge. You should consider overall return figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical Services, Inc.

                       MANAGEMENT OF THE FUND

The Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide the Fund with services.

The Fund is an open-end diversified management investment company, organized as a Massachusetts business trust on March 15, 1982.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

Board of Trustees

REBECCA ADAMSON
President, First Nations Development Institute
RICHARD L. BAIRD, JR.
Director of Finance, Family Health Council, Inc.
JOHN G. GUFFEY, JR.
Chair, Calvert Social Investment Foundation
Treasurer and Director, Silby, Guffey & Co., Inc.
JOY V. JONES, Esq.
Attorney and Entertainment Manager
TERRENCE J. MOLLNER, Ed.D.
Founder and Chair, Trusteeship Institute, Inc.
SYDNEY AMARA MORRIS
 Senior Minister, Unitarian Church of Vancouver, Canada
CHARLES T. NASON
Chairman, President, and Chief Executive Officer, The Acacia Group
D. WAYNE SILBY
President, Secretary, and Director, Silby, Guffey & Co., Inc.
CLIFTON S. SORRELL, JR.
President, Calvert Group, Ltd. and its subsidiaries


Advisory Council


The Advisory Council is a resource to the Board of Trustees regarding communication networks for the Fund and the application and refinement of the Fund's social criteria.

TIMOTHY SMITH
(Chair) Executive Director, Interfaith Center on Corporate Responsibility

JULIAN BOND
Visiting Professor, Harvard University; Distinguished Professor, American
  University
ROBERT BROWNE
President, Twenty-First Century Foundation
WILLIAM J. BYNUM
President and CEO, Enterprise Corporation for the Delta
MARIAN WRIGHT EDELMAN
President & Founder, Children's Defense Fund
MICHAEL FISCHER
Executive Director, California State Coastal Conservancy
RANDALL FORSBERG
Executive Director, Institute for Defense and Disarmament Studies
ELIZABETH HARRIS
Vice President, UNC Partners, Inc.
SOPHIA BRACEY HARRIS
Founder and Executive Director, The Federation of Childcare Centers of
  Alabama, Inc.
JAMES E. HEARD
President, Institutional Shareholder Services, Inc.
HAZEL HENDERSON
Independent Futurist and Author
ERICA HUNT
Senior Program Officer, New World Foundation
GRACE LECLAIR
Writer,  Consultant and Theorist Concerning the Impacts of Economics on Family
  and Community Life
JESSICA LIPNACK
President, The Networking Institute, Inc.
AMORY LOVINS
Director of Research, Rocky Mountain Institute
L. HUNTER LOVINS
President & Executive Director, Rocky Mountain Institute
ROBERT CARTER RANDOLPH
Of Counsel, Hendricks & Lewis
RUSTUM ROY
Professor of Geochemistry, Pennsylvania State University
BYRON RUSHING
State Representative, Massachusetts
MARC DAVID SARKADY
Leadership Consultant on Values & Visions to Renew Corporations & Governments GAIL SNOWDEN
Division Executive, First Community Bank, Bank of Boston
JEFFREY STAMPS
Chairman, The Networking Institute, Inc.
THOMAS STONEBACK, Vice President and Chief Administrative Officer, Rodale
  Press, Inc.
ERIC UTNE
Publisher and Editor, The Utne Reader
DIANE WHITE
Owner, Blackberry


D. Wayne Silby, Chair of the Fund's Board of Trustees, and Robert B. Zevin, Senior Vice President, U.S. Trust Company, serve as ex officio members of the Advisory Council. Mr. Smith is the chair of the Advisory Council.

Portfolio Managers

Managed Growth Portfolio


The Managed Growth Portfolio is managed by multiple investment sub-advisors, effective the Portfolio's shareholders on August 30, 1995. With the multi-manager approach, there will be several investment strategies in place at any given time in order to help the Portfolio pursue its investment objectives. The Managed Growth Portfolio may employ "growth managers," who generally concentrate on stocks that have demonstrated, or are expected to produce, earnings growth rates significantly greater than the market as a whole, as well as "value managers," who tend to make stock selections on the basis of perceived relative value as determined by a defined model in a bottom-up approach.

Specifically, CAM has retained a pool of five investment sub-advisors ("Sub-Advisors"), including U.S. Trust, to manage the Managed Growth Portfolio's assets, though they will not necessarily be manging the Portfolio's money at the same time, CAM has retained two of the five companies, U.S.
Trust and NCM Capital Management Group, Inc., to manage assets at this time, and CAM manages a portion of the fixed-income assets itself. Brown Capital Management, Inc., Fortaleza Asset Management, Inc. and Frontier Capital Management, Inc. are not currently managing Portfolio assets.


Bond Portfolio

Cheryl Smith, Vice President of U.S. Trust is the portfolio manager for the Bond Portfolio. Ms. Smith joined U.S. Trust in 1992. In addition to the management of the Bond Portfolio, her duties at U.S. Trust include management of institutional and individual client investment portfolios and integration of client social criteria into the portfolio management process. She served as Vice President of Franklin Research & Development from 1987 to 1992. Ms. Smith has managed the Bond Portfolio since August 1994. She is a Chartered Financial Analyst and holds a Ph.D. in Economics from Yale University.

Equity Portfolio

Philip J. Schettewi, Managing Partner, Vice President, and Chief Portfolio Strategist of Loomis, Sayles & Company, L.P., is the portfolio manager for the Equity Portfolio. Mr. Schettewi is a Chartered Financial Analyst, and has 12 years experience in the investment business.

Calvert Group is one of the largest investment management firms in the Washington, D.C. area


Calvert Group, Ltd., parent of the Fund's investment advisor, transfer agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite Calvert Group managed and administered assets in excess of $4.8 billion and more than 200,000 shareholder and depositor accounts.


Calvert Asset Management serves as Advisor to the Fund.


Calvert Asset Management Company, Inc. (the "Advisor") is the Fund's investment advisor. The Advisor provides the Fund with investment supervision and management, administrative services and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Fund and reserves the right to compensate broker-dealers in return for their promotional or administrative services.


Asset management of the Managed Growth Portfolio will be by a team headed by Reno J. Martini, Sr. Vice President and Chief Investment Officer. Mr. Martini oversees the management of all Calvert portfolios. He has extensive experience evaluating and purchasing municipal securities.

U.S. Trust

"U.S. Trust") is a Sub-Advisor to the Managed Growth and Bond Portfolios. U.S. Trust also 's Money Market Portfolio. U.S. Trust is a Massachusetts-chartered commercial bank with full trust powers. It is wholly-owned and the principal subsidiary of UST Corp., a Massachusetts bank holding company. It is located at 30 Court Street, Boston, Massachusetts 02108. The Trust Department of U.S. Trust has managed funds as a fiduciary since 1895. Robert Zevin, Senior Vice President, Portfolio Strategist and Economist for U.S. Trust's Portfolio assets.

He has been with U.S. Trust since 1975. Dr. Zevin is a founder of the founder-member of the Advisory Council of the Fund. He has taught at six colleges and universities, including Harvard, University of California at Berkeley, and Columbia University, and has authored several articles and books.

NCM Capital Management Group, Inc.

NCM Capital Management Group, Inc. manages the equity portion of the Managed Growth Portfolio as of July 1, 1995. NCM was founded by Maceo K. Sloan in 1986 as a subsidiary of North Carolina Mutual Life Insurance Company, which was established by Mr. Sloan's ancestors in 1898 and is one of the oldest and largest minority-owned financial institutions in the country. NCM has been an employee-owned subsidiary of Sloan Financial Group since 1991. Sixty percent of Sloan Financial Group is co-owned by Mr. Sloan and Justin E. Beckett, who is Executive Vice President and a Director of NCM. NCM is one of the largest minority-owned investment management firms in the country, and provides products in equity, fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of seven members. Maceo K. Sloan, CFA, FLMI, is Chairman, President, Chief Executive Officer, and Chief Investment Officer of the company. He received a BA from Morehouse College, and MBA from Georgia State University, and a JD from North Carolina Central University. He is a Chartered Financial Analyst, and is Fellow of the Life Management Institute. Mr. Sloan is a regular panelist on the PBS program Wall Street Week in Review and has been a panelist and chaired several conferences concerning investment opportunities in South Africa, such as the RCB International Seminar and the Pensions 2000 on South Africa.

Clifford D. Mpare, CFA, CMA, is Senior Vice President and Director of Investments. He received his BComm from St. Mary's University and an MBA from Dalhousie University. He is a Chartered Financial Analyst and a Certified Management Accountant. Prior to joining NCM, Mr. Mpare was a Senior Analyst with First Union Corporation's private equity department, where he specialized in the valuation of unlisted securities. He serves on the board of the Association of Investment Management and Research, and is a member of the North Carolina Society of Financial Analysts, the Institute of Chartered Financial Analysts, the Institute of Management Accountants, and the Society of Management Accountants of Canada.

Lawrence J. Verny is a Vice President. He received his BS from Fairleigh Dickinson University and is a CFA candidate. Wendell E. Mackey is a Vice President. He received his BBA from Howard University, and an MM from the J.L. Kellogg Graduate School of Management at Northwestern University. Mr. Mackey is a CFA candidate. Stephon A. Jackson, CFA, is a Vice President and Director of Research. He received his BS from the University of North Carolina and his MBA from The Wharton School of the University of Pennsylvania. He is a Chartered Financial Analyst. David C. Carter is a Vice President, and received his BS and MBA from New York University. Mr. Carter is a CFA candidate. Lorenzo Newsome, Jr. is a Vice President. He received his BS from the University of Pittsburgh, an MA from Bowie State University, and is a CFA candidate.

Brown Capital Management, Inc.

Managed Growth Portfolio

Brown Capital Management, Inc. of 809 Cathedral Street, Baltimore, Maryland, believes that capital can be enhanced in times of opportunity and preserved in times of adversity without timing the market. The firm uses a bottom-up approach that incorporates growth-adjusted price earnings. Stocks purchased are generally undervalued and have momentum, have earnings-per-share growth rates greater than the market, are more profitable than the cap growth stocks.ios. The firm concentrates on mid-/large-cap growth stocks.


Eddie C. Brown, Portfolio Manager, is founder and President of Brown Capital Management. He has over 22 years of investment experience, having served as Vice President and Portfolio Manager for 10 years at T. Rowe Price Associates immediately prior to starting his own firm. Mr. Brown holds a BS in Electrical Engineering from Howard University, an MS in Business Administration from the Indiana University School of Business. Additionally, he is Chartered Financial Analyst and Chartered Investment Counselor. Mr. Brown is active in community affairs. He is currently a Commissioner for Maryland Public Broadcasting (a Gubernatorial appointment), member of the Board of Directors of the Baltimore Community Foundation (where he chairs the Investment Committee for the foundation's $30 million endowment), member of the Dean's Advisory Council of Indiana University School of Business, and a member of The President's Roundtable.

Joel Oppenheim, Portfolio Manager and Executive Vice President, has had 24 years investment experience for institutions including the State of Maryland, T. Rowe Price Associates, Inc., the National Rural Electric Pension and Brown Capital Management. He holds a B.S. in Economics and Juris Doctor from the University of Wisconsin, and is a Chartered Financial Analyst.

Robert E. Hall, Portfolio Manager and Sr. Vice President, has over 30 years investment experience including 18 years with T. Rowe Price Associates, Inc., seven years with Emerging Growth Partners, Inc., and four years with The
Investment Center prior to joining Brown Capital Management. Mr. Hall is a former Trustee of the Peabody Institute of Johns Hopkins University.

Fortaleza Asset Management, Inc.

Managed Growth Portfolio

Fortaleza Asset Management, Inc. of 200 West Adams, Suite 1901, Chicago, Illinois, 60606, is a small-cap growth manager that bases its investment principles on three key elements: (1) a proprietary stock valuation system that incorporates technical and market sentiment indicators to determine optimal buy points; (2) an emphasis on the preservation of capital through the implementation of a strict selling discipline to lock in capital gains and reduce losses; and (3) a discipline that does not force equity commitment in overvalued markets. The investment approach is based on a bottom-up selection process, and concentrates on small-cap growth stocks.

Margarita Perez is the founder, President and Portfolio Manager of Fortaleza, and has over 13 years of investment experience. Prior to forming Fortaleza, Ms. Perez was Vice President and Portfolio Manager for Monetta Financial Services, Inc., where she was directly involved in the management of equity accounts totaling in excess of $100 million. Ms. Perez is a native of Puerto Rico and has lived in the Chicago area since the late 1960s. She earned an MBA from DePaul University School of Commerce. Ms. Perez is a member of various professional organizations including the American Institute of CPAs, National Society of Hispanic MBAs, Association for Investment Management and Research, and the National Association of Securities Professionals. She is also a Trustee of the Chicago Historical Society.

James Boves, also a Portfolio Manager, brings over 25 years of investment management and research experience to Fortaleza. He has an MA in Economics from Northern Illinois University and is a member of the Investment Analysts Society in Chicago.

Frontier Capital Management Inc.

Managed Growth Portfolio

Frontier Capital Management is a Boston-based, independent investment management firm. Founded in 1980, Frontier is a research driven firm specializing in the management of growth-oriented portfolios with particular focus on the small to medium capitalization sectors of the market. As of December 31, 1994 the firm managed approximately $1.6 billion in client assets, including over $200 million in portfolios subject to socially responsible guidelines. Frontier concentrates on small-/mid-cap growth stocks. Frontier has a large team of investment and trading professionals. Those responsible for investing assets of the Portfolio would be determined at the time the Advisor determines to allocate to Frontier the management of a portion of Portfolio assets.

Loomis, Sayles

("Loomis, Sayles") is the Sub-Advisor to the Equity Portfolio, effective February 1, 1994. A private investment counsel firm founded in 1926, Loomis, Sayles is organized as a limited partnership, controlled by New England Mutual Life Insurance Company. The principal business address of Loomis, Sayles is One Financial Center, Boston, Massachusetts 02111.

For its services during fiscal year 1995, the Advisor was entitled to and did receive, pursuant to the Investment Advisory Agreement, 0.50% of the Money Market Portfolio's, 0.65% of the Bond Portfolio's, and 0.70% and Equity Portfolios' average daily net assets as investment advisory fees.

The Advisor receives a fee based on a percentage of the Fund's assets, and for the Managed Growth and Equity Portfolios only, the performance. From this, the Advisor pays the Sub-Advisor.

The Investment Advisory Agreement between the Fund and the Advisor, with respect to the Managed Growth Portfolio, provides that the Advisor is entitled to a base annual fee, payable monthly, of 0.70% of the Portfolio's average daily net assets. Beginning January, 1997, the Advisor may earn (or have its base fee reduced by) a performance adjustment based on the extent to which performance of the Fund exceeds or trails the Relevant Index. The Relevant Indexes are as follows:

CAM: Lehman Aggregate Bond Index
U.S. Trust - equity assets: Russell 3000
U.S. Trust - fixed income assets: Lehman Aggregate Bond Index
NCM: Standard & Poors 500 Stock Index
Brown: Standard & Poors 500 Stock Index
Fortaleza: Russell 2000
Frontier: 70% Russell 1000, 30% Russell 2000 (Blend)

      Performance versus
      Performance Fee
      the Relevant                       Adjustment
      Index

      6% to Less than 12%                0.05%
      12% to Less than 18%               0.10%
      18% or more                        0.15%


The Investment Advisory Agreement between the Fund and the Advisor, with respect to the Equity Portfolio, provides that the Advisor is entitled to a base annual fee, payable monthly performance fee of plus or minus .20%, based on the extent to which performance of the Fund exceeds oS&P's 500 Composite Index:


     Performance versus                  Performance Fee
     the S&P's 500                       Adjustment
     Composite Index

     6% to Less than 12%                 0.07%
     12% to Less than 18%                0.14%
     18% or more                         0.20%


Pursuant to an Investment Sub-Advisory Agreement with the Advisor, U.S. Trust makes investment selections for the Bond Portfolio. For these services U.S. Trust receives a sub-advisory fee from the Advisor based on a percentage of the respective Portfolio's average daily net assets (other than High Social Impact Investments), subject to a monthly minimum fee of $1,000. For fiscal 1995, the Advisor paid U.S. Trust a fee of 0.28% of the assets of the Bond Portfolio. The Advisor also pays a fee to U.S. Trust for providing social screening research for the Money Market Portfolio.


Investment selections for a portion of the fixed-income assets of the Managed Growth Portfolio are made by the Investment Advisor, CAM. The Sub-Advisors make the investment selections for the remaining assets. Currently, the active Sub-Advisors are U.S. Trust and NCM Capital. Sub-advisory fees are paid by the Advisor and are equal to a base fee ("Base Fee") of 0.25% of the Managed Growth Portfolio's average daily net assets, plus or minus a performance fee ("Performance Fee") as set forth in the table above. Payment (or subtraction) of a Performance Fee is conditioned on (1) the performance of the Portfolio as a whole having exceeded (or trailed) The Lipper Balanced Fund Index ("Fund Index") during the Performance Period; and (2) payment of the Performance Fee not causing the Portfolio's performance to fall below the Fund Index.

Loomis, Sayles makes investment selections for the Equity Portfolio. It receives a sub-advisory fee from the Advisor equal to a base fee ("Base Fee") of 25% of the Equity Portfolio's average daily net assets, plus or minus a performance fee ("Performance Fee") as set forth in the table above. Loomis, Sayles also receives a 0.05% fee, paid by the Advisor (not the Fund) for its assistance with the distribution of the Fund.

Calvert Distributors, Inc. serves as underwriter to market the Fund's shares.

Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the Fund's transfer, dividend disbursing and shareholder servicing agent.

SHAREHOLDER GUIDE

Opening An Account

You can buy shares of the Fund in several ways which are described here and in the chart below.


An account application accompanies this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748. Be sure to specify which class you wish to purchase.


To invest in any of Calvert's tax-deferred retirement plans, please call Calvert Group at 800-368-2748 to receive information and the required separate application.

Alternative Sales Options

The Managed Growth, Bond, and Equity Portfolios each offer two classes of shares:

Class A Shares - Front End Load Option

Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

Class C shares - Level Load Option

Class C shares are sold without a sales charge at the time of purchase or redemption.


Class C shares have higher expenses

Each Portfolio bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class A Distribution Plan are limited to 0.35% annually of the average daily net asset value of Class A shares. The Class C Distribution Plan provides for the payment of an annual distribution fee to CDI of up to 0.75%, plus a service fee of up to 0.25%, for a total of 1.00% of the average daily net assets attributable to their respective classes.

Considerations for deciding which class of shares to buy

Income distributions for Class A shares will probably be higher than those for Class C shares, as a result of the distribution expenses described above. (See also "Yield and Total Return.") You should consider Class A shares if you qualify for a reduced sales charge under Class A or if you plan to hold the shares for several years. Class C shares are not available for investments of $1 million or more.

Class A Shares - Managed Growth and Equity Portfolios

Class A shares are offered at net asset value plus a front-end sales charge as follows:
                                                                  Concession to
                                                    As a % of t   Dealers as
                                   As a % of        Net Amount    a % of Amount
 Amount of  Investment             Offering         Invested      Invested
                                   Price
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Less than $50,000                  4.75%            4.99%             4.00%
$50,000 but less than $100,000     3.75%            3.90%             3.00%
$100,000 but less than $250,000    2.75%            2.83%             2.25%
$250,000 but less than $500,000    1.75%            1.78%             1.25%
$500,000 but less than $1,000,000  1.00%            1.01%             0.80%
$1,000,000 and over                0.00%            0.00%             0.25%**

Class A Shares - Bond Portfolio

Class A shares are offered at net asset value plus a front-end sales charge as follows:
                                                                  Concession to
                                                    As a % of     Dealers as
                                   As a % of        Net Amount    a %of Amount
Amount of Investment               Offering Price   Invested      Invested
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Less than $50,000                  3.75%            3.90%             3.00%
$50,000 but less than $100,000     3.00%            3.09%             2.25%
$100,000 but less than $250,000    2.25%            2.30%             1.75%
$250,000 but less than $500,000    1.75%            1.78%             1.25%
$500,000 but less than $1,000,000  1.00%            1.01%             0.80%
$1,000,000 and over                0.00%            0.00%             0.25%**

**For new investments (new purchases but not exchanges) of $1 million or more a broker-dealer will have the choice of being paid a finder's fee by CDI in one of the following methods: (1) CDI may pay broker-dealers, on a monthly basis for 12 months, an annual rate of 0.30%. Payments will be made monthly at the rate of 0.025% of the amount of the investment, less redemptions; or (2) CDI may pay broker-dealers 0.25% of the amount of the purchase; however, CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Fund within thirteen months of the time of purchase.

Managed Growth, Bond and Equity Portfolios:

Sales charges on Class A shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.


In addition to any sales charge reallowance, your broker- dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.

Class A Distribution Plan

All Portfolios


The Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan "), which provides for payments at a maximum annual rate of 0.35% (0.25% for the Money Market Portfolio) of the average daily net asset value of Class A shares, to pay expenses associated with the distribution and servicing of Class A shares. Amounts paid by the Fund to CDI under the Class A Distribution Plan are used to pay to dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. For the fiscal year ended September 30, 1995, the Managed Growth, Bond, and Equity Portfolios paid Class A Distribution Plan expenses of 22%, 0.19%, and 0.22% of average net assets, respectively. The Money Market Portfolio did not pay any Distribution Plan expenses in fiscal 1995.


Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

Class C Shares

Managed Growth, Bond and Equity Portfolios

Class C shares are not available through all dealers. Class C shares are offered at net asset value, without a front-end sales charge or a contingent deferred sales charge. Class C expenses are higher than those of Class A.

Class C Distribution Plan


The Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used by CDI to pay dealers and other selling firms dealer-paid quarterly compensation at an annual rate of up to 0.75%, plus a service fee as described above under "Class A Distribution Plan, " of up to 0.25%, of the average daily net asset value of each share sold by such others. For the 1995 fiscal year, the Class C Distribution Plan expenses for Managed Growth, Bond, and Equity Portfolios were 1.00%, 1.00%, and 1.00% of average net assets, respectively.


Arrangements with Broker-Dealers and Others

All Portfolios and all classes

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Eligible marketing and distribution expenses may be paid pursuant to the Fund's Rule 12b-1 Distribution Plan.

Dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

                            HOW TO BUY SHARES
             (BE SURE TO SPECIFY WHICH CLASS YOU ARE BUYING)

Method                     New Accounts              Additional Investments

By Mail                    $1,000 minimum            $250 minimum

                           Please make your          Please make your
                           check payable to          check payable to the
                           the Calvert Social        Calvert Social Investment
                           Investment Fund           Fund Portfolio of your
                           Portfolio of your         choice and mail it with
                           choice your               your investment slip to:
                           and mail it with
                           application to:


                           Calvert Group             Calvert Group
                           P.O. Box 419544           P.O. Box 419739
                           Kansas City, MO           Kansas City, MO
                           64179-6542                64105-6739


By Registered, Certified, or Overnight Mail:         Calvert Group
                                                     c/o NFDS, 6th Floor
                                                     1004 Baltimore
                                                     Kansas City, MO 64105-1807

Through Your Broker      $1,000 minimum            $250 minimum

At the Calvert           Visit the Calvert Branch Office to make investments by
Branch Office            check. See back cover page for the
address.

FOR ALL OPTIONS BELOW, PLEASE CALL YOUR BROKER, OR CALVERT GROUP AT
800-368-2745

By Exchange                         $1,000 minimum
$250 minimum
(From your account in another Calvert Group Fund)

When opening an account by exchange, your new account must be established with the same name(s), address and taxpayer identification number as your existing Calvert account.

By Bank Wire                        $1,000 minimum
$250 minimum

By Calvert Money           Not Available for             $50 minimum
Controller*                Initial Investment

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE

The Money Market Portfolio shares are sold without a sales charge.

Money Market Portfolio: The price of one share is its "net asset value," or NAV. NAV is computed by adding the value of the Fund's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The securities are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1.00 per share.

Managed Growth, Bond, and Equity Portfolios: Net asset value, or "NAV" refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAVs of each class will vary daily based on the market values of the Portfolio's investments.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the Board of Trustees believes accurately reflects fair value.

The NAV is calculated at the close of the Fund's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund is open for business each day the New York Stock Exchange is open. All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000 of a share). The Money Market Portfolio may send monthly statements in lieu of immediate confirmations of purchases and redemptions.

WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.

Money Market Portfolio


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check does not clear, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Fund. When you purchase by check or with Calvert Money Controller, those funds will be on hold for up to 10 business days from the date of receipt. During that period, the proceeds will be held until the transfer agent is reasonably satisfied that the purchase payment has been collected. Drafts written on the Money Market Portfolio against such funds will be for uncollected funds. To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee.


Your purchase will be processed at the net asset value calculated after your order is received and accepted. Except in the case of telephone orders, investors whose payments are received in or converted into federal funds by 12:30 p.m. Eastern time by the custiodian will receive the dividend declared that day. If your wire purchase is received after 12:30 p.m. Eastern time, your account will begin earning dividends on the next business day. A telephone order placed to Calvert Institutional Marketing Services by 12:30 p.m. Eastern time will become effective at the price determined at 5 p.m. Eastern time and the shares purchased will receive the dividend on Fund shares declared that day if federal funds are received by the custodian by 5 p.m. Eastern time. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. If the purchase is by check and is received by 4:00 p.m. Eastern time, it will begin earning dividends the next business day.

Managed Growth, Bond, and Equity Portfolios

Your purchase will be processed at the next offering price based on the next net asset value calculated for each class after your order is received and accepted. If your purchase is made by wire or exchange and is received by 4:00 p.m. (Eastern time), your account will be credited on the day of receipt. If your purchase is received after 4:00 p.m. Eastern time, it will be credited the next business day.

Certain financial institutions or broker-dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a certain number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of other Calvert Group Funds.


If your investment goals change, the Calvert Group Family of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. Before you make an exchange from a Fund or Portfolio, please note the following:

Each exchange represents the sale of shares of one Portfolio and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.


     o Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.

     o Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

     o Shares on which you have already paid a sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions may be exchanged into another Fund at no additional charge.

     o Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Portfolio during any 6-month period will be given written notice that they may be prohibited from making additional investments. This policy does not prohibit a shareholder from redeeming shares of the Fund, and does not apply to trades solely among money market funds.


     o For purposes of the exchange privilege, effective July 31, 1996, the Fund is related to Summit Cash Reserves Fund by investment and investor services. The Fund reserves the right to terminate or modify the exchange privilege in the future upon 60 days' written notice.


OTHER CALVERT GROUP SERVICES

Calvert Information Network

24 hour yield and prices

Calvert Group has a round-the-clock telephone service that lets existing customers use a push button phone to obtain prices, yields, account balances, and authorize certain transactions.

Calvert Money Controller

Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your Calvert Group account with one phone call. Allow one or two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank.

You may also arrange systematic monthly or quarterly  investments  (minimum
$50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. A debit entry will appear on your bank statement. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert Group account, call your broker or Calvert for a Money Controller Application.

Telephone Transactions

Calvert may record all telephone calls.

If you have telephone transaction privileges, you may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Complete the account application for the easiest way to establish services.

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call your broker or Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings

Householding reduces Fund expenses and saves paper and trees for the environment.

     If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Fund through a program of services offered by a broker-dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

Tax-Saving Retirement Plans

Contact Calvert Group for complete information kits discussing the plans, and their benefits, provisions and fees.

Calvert Group can set up your new account under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the "How to Buy Shares" chart. Also, reduced sales charges may apply. See "Exhibit A - Reduced Sales Charges."

     o Individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

     o Qualified Profit-Sharing and Money-Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, or to corporations and their employees.

     o Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations. Salary reduction pension plans (SAR-SEP IRAs) are also available to employers with 25 or fewer employees.

     o 403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

SELLING YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received and accepted. See below for specific requirements necessary to make sure your redemption request is acceptable. Remember that the Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements To Remember

To ensure acceptance of your redemption request, please follow the procedures described here and below.


Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.


Money Market Portfolio

If you sell shares by telephone or written request, you will receive dividends through the date the request is received and processed. If you write a draft to sell shares, the shares will earn dividends until the draft is presented to the Portfolio to be paid.

Minimum account balance is $1,000 per Portfolio.

Please maintain a balance in your account of at least $1,000 per Portfolio, per class. If, due to redemptions, the account falls below $1,000, or you fail to invest at least $1,000, your account may be closed and the proceeds mailed to you at the address of record. You will be given notice that your account will be closed after 30 days unless you make an additional investment to increase your account balance to the $1,000 minimum.

HOW TO SELL YOUR SHARES

Draftwriting (Money Market Portfolio only)


You may redeem shares in your Money Market Portfolio account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Portfolio will mail bank drafts to you, printed with your name and address. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Fund reserves the right to charge a service fee for drafts returned for uncollected or insufficient funds. The Fund will charge $25 for any stop payments on drafts. As a service to shareholders, the Portfolio may automatically transfer the dollar amount necessary to cover drafts you have written on the Portfolio to your Portfolio account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Fund may charge a fee for this service.


By Mail To:   Calvert Group
              P.O. Box 419544
              Kansas City, MO
              64179-6544

You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Portfolio number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Type of                        Requirements
Registration

Corporations,     Letter of instruction and a corporate resolution,  signed by
Associations      person(s)  authorized to act on the account,  accompanied by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)

By Telephone

Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to an address or bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions."

Calvert Money Controller

Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). You may also authorize automatic fixed amount redemptions by Calvert Money Controller. All requests must be received by 4:00 p.m. (Eastern time). Accounts cannot be closed by this service.

Exchange to Another Calvert Group Fund

You must meet the minimum investment requirement of the other Calvert Group
Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter.

Systematic Check Redemptions

If you maintain an account with $10,000 or more, you may have up to two (2) redemption checks for $100 or more sent to you on the 15th of each month, simply by sending a letter with all the information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.


Through your Broker

If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS AND TAXES

Each year, the Fund distributes substantially all of its net investment income to shareholders.


Dividends from the Money Market Portfolio's net investment income are accrued daily and paid monthly. The Managed Growth Portfolio pays dividends quarterly, the Bond Portfolio pays dividends monthly, and the Equity Portfolio pays dividends annually. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of the Fund's net short-term capital gains (treated as dividends for tax purposes) and its net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.

Dividend payment options (available monthly or quarterly)

Dividends and any distributions are automatically reinvested in the same Portfolio at net asset value (no sales charge), unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund or Portfolio may be automatically invested in an identically registered account with the same account number in any other Calvert Group Fund at net asset value. If reinvested in the same Fund account, new shares will be purchased at net asset value on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.


"Buying a Dividend"

     At the time of purchase, the share price of each class of the Managed Growth, Bond, and Equity Portfolios may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you by the Fund during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned Fund shares.

Managed Growth, Bond, and Equity Portfolios

You may realize a capital  gain or loss when you sell or  exchange  shares.
This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Portfolios will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

     If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires the Fund to withhold 31% of your dividends, and, for the Managed Growth, Bond, and Equity Portfolios, 31% of certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. The Fund reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

                                EXHIBIT A
==========================================================================
                       REDUCED SALES CHARGES (CLASS A ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation. The sales charge is calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

Letter of Intent. If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the Statement of Additional Information.

Group Purchases. If you are a member of a qualified group, you may purchase shares of the Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and (iii) satisfies uniform criteria which enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or dealers distributing the Fund's shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or dealers, and must seek to arrange for payroll deduction or other bulk transmission of investments to the Fund.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k). There is no sales charge on shares purchased for the benefit of a retirement plan under Section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under Section 403(b)(7) of the Code if, at the time of purchase, Calvert Group has been notified in writing that the 403(b)(7) plan has at least 200 eligible employees. Furthermore, there is no sales charge on shares purchased for the benefit of a retirement plan qualifying under Section 401(k) of the Code if, at the time of such purchase, the 401(k) plan administrator has notified Calvert Group in writing that a) its 401(k) plan has at least 200 eligible employees; or b) the cost or current value of shares the plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Fund, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to:
Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other Circumstances. There is no sales charge on shares of any fund (portfolio or series) of the Calvert Group of Funds sold to:
(1) current and retired members of the Board of Trustees/Directors of the Calvert Group of Funds, (and the Advisory Council of the Calvert Social Investment Fund);
(2) directors, officers and employees of the Advisor, Distributor, and their affiliated companies;
(3)  directors,   officers  and  registered   representatives   of  brokers
distributing the Fund's shares; and immediate family members of persons listed in (1), (2), or (3) above;
(4) dealers, brokers, or registered investment advisors that have entered into an agreement with CDI providing specifically for the use of shares of the Fund (Portfolio or Series) in particular investment programs or products (where such program or product already has a fee charged therein) made available to the clients of such dealer, broker, or registered investment advisor;
(5) trust departments of banks or savings institutions for trust clients of such bank or savings institution; and
(6) purchases placed through a broker maintaining an omnibus account with the Fund (Portfolio or Series) and the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in Section 401(a) or Section 403(b) of the I.R.C., and "rabbi trusts."

Established Accounts. Shares of the Managed Growth Portfolio may be sold at net asset value to accounts opened on or before July 17, 1986.

Dividends  and Capital Gain  Distributions  from other Calvert Group Funds.
You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.


Purchases made at net asset value ("NAV"). Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.


Reinstatement Privilege. If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.



To Open an Account:                             Prospectus
     800-368-2748                               January 31, 1996


Performance and Prices:
Calvert Information Network                     CALVERT SOCIAL INVESTMENT FUND
24 hours, 7 days a week                             Money Market Portfolio
800-368-2745                                        Managed Growth Portfolio
                                                    Bond Portfolio
                                                    Equity Portfolio

Service for Existing Account:
     Shareholders        800-368-2745
     Brokers             800-368-2746

TDD for Hearing Impaired:
                         800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105


PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


Inside Front Cover:


TABLE OF CONTENTS

Highlights
Fund Expenses
Financial Highlights
Investment Objectives and Policies
Investment Selection Process
Additional Investment Policies
Yield and Total Return
Management of the Fund
SHAREHOLDER GUIDE:
Alternative Sales Options
How to Buy Shares
Net Asset Value
When Your Account Will Be Credited
Exchanges
Other Calvert Group Services
Selling Your Shares
How to Sell Your Shares
Dividends and Taxes
Exhibit A - Reduced Sales Charges

                                                                 Part B

                      Calvert Social Investment Fund


                   Statement of Additional Information
                             January 31, 1996


INVESTMENT ADVISOR                                               TRANSFER AGENT
Calvert Asset Management Company, Inc.        alvert Shareholder Services, Inc.
4550 Montgomery Avenue                                   4550 Montgomery Avenue
Suite 1000N                                                         Suite 1000N
Bethesda, Maryland 20814                               Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS                                   PRINCIPAL UNDERWRITER
Coopers & Lybrand, L.L.P.                            Calvert Distributors, Inc.
217 Redwood Street                                       4550 Montgomery Avenue
Baltimore, Maryland 21202-3316                                      Suite 1000N
                                                       Bethesda, Maryland 20814



                             TABLE OF CONTENTS

                      Investment Objectives and Policies            1
                      Investment Restrictions                       8
                      Investment Selection Process                 10
                      Dividends and Taxes                          11
                      Net Asset Value                              12
                      Calculation   of  Yield  and  Total
                      Return                                       13
                      Purchase and Redemption of Shares            15
                      Reduced Sales Charges (Class A)              16
                      Advertising                                  17
                      Trustees,   Officers  and  Advisory
                      Council                                      17
                      Investment Advisor                           20
                      Method of Distribution                       21
                      Transfer      and       Shareholder
                      Servicing Agent                              22
                      Portfolio Transactions                       23
                      Independent     Accountants     and
                      Custodians                                   23
                      General Information                          23
                      Financial Statements                         24
                      Appendix                                     24

STATEMENT OF ADDITIONAL INFORMATION-January 31, 1996

                      CALVERT SOCIAL INVESTMENT FUND
             4550 Montgomery Avenue, Bethesda, Maryland 20814

--------------------------------------------------------------------------
              New Account      (800) 368-2748     Shareholder   (800) 368-2745
--------------------------------------------------------------------------
              Information:(301) 951-4820          Services:     (301) 951-4810
              Broker           (800) 368-2746     TDD for the Hearing-
==========================================================================
              Services:        (301) 951-4850     Impaired:(800) 541-1524
==========================================================================

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated January 31, 1996, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.

==========================================================================
                    INVESTMENT OBJECTIVES AND POLICIES
==========================================================================

         Calvert Social Investment Fund (the "Fund") is designed to provide opportunities for individual and institutional investors, including ERISA fiduciaries, seeking growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Fund offers investors a choice of four separate portfolios selected with a concern for the social impact of each investment: the Money Market Portfolio, the Managed Growth Portfolio, the Equity Portfolio and the Bond Portfolio.
         The Money Market Portfolio seeks to provide the highest level of current income, consistent with liquidity, safety and stability, through investment in money market instruments, including securities issued or guaranteed by agencies of the U.S. Government and repurchase agreements with banks and brokers secured by such instruments, selected in accordance with the Fund's investment and social criteria. The Money Market Portfolio is designed for short-term cash management and for investors needing stability of principal. The Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share. Shares of the Money Market Portfolio are sold at their net asset value per share which is not subject to a sales charge.
         The Managed Growth Portfolio seeks to achieve a total return above the rate of inflation through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity without extreme risk-taking and which best satisfy the investment and social concern criteria established by the Fund. It is the Managed Growth Portfolio's investment philosophy that long-term favorable investment performance is provided by companies which combine sound business policies and circumstances with social and ethical values.
         The Equity Portfolio seeks growth of capital through investment in the equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation and which satisfy the Fund's investment and social criteria. It is the philosophy of the Equity Portfolio that favorable investment performance is provided by companies which combine sound business policies and circumstances with social and ethical values.
         The Bond Portfolio seeks to provide as high a level of current income as is believed to be consistent with prudent investment risk, through investment in bonds and other straight debt securities, selected pursuant to the Fund's investment and social criteria. An additional objective is to seek preservation of shareholders' capital. It is the philosophy of the Bond Portfolio that favorable investment performance is provided by companies which combine sound business policies and circumstances with social and ethical values.
         There can be, of course, no assurance that the Fund will be successful in meeting its investment objective or that the Money Market Portfolio will maintain a constant net asset value of $1.00 per share.

Foreign Securities
         Each Portfolio may invest up to 25% of its assets in the securities of foreign issuers. The Money Market Portfolio may purchase only high quality, U.S. dollar-denominated instruments. Investments in foreign securities may present risks not typically involved in domestic investments.
         Additional costs may be incurred in connection with international investment, since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.
         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. While such taxes or restrictions are not presently in effect, they may be reinstituted from time to time as a means of fostering a favorable United States balance of payments. In addition, foreign countries may impose withholding and taxes on dividends and interest.
         Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
         The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
         Second, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Foreign Money Market Instruments
         The Money Market Portfolio may invest without limitation in money market instruments of banks, whether foreign or domestic,
including   obligations  of  U.S.  branches  of  foreign  banks  ("Yankee"
instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. It is an operating (i.e., non-fundamental) policy of the Fund that the Money Market Portfolio may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above.

Private Placements and Illiquid Securities
         Due to the particular social objective of the Fund, opportunities may exist to promote especially promising approaches to social goals through privately placed investments. The private placement investments undertaken by the Fund, if any, may be subject to a high degree of risk. Such investments may involve relatively small and untried enterprises that have been selected in the first instance because of some attractive social objectives or policies. The Investment Advisors seek to structure the Fund's investments to provide the greatest assurance of attaining the intended investment return. It is an operating policy of the Fund that no private placements shall be acquired for a Portfolio until the value of that Portfolio's investments exceeds $20 million.
         Many private placement investments have no readily available market and may therefore be considered illiquid. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined by the Board of Trustees to be liquid. The Board may delegate such determinations of liquidity to the Advisor, pursuant to guidelines and oversight by the Board. Fund investments in private placements and other securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor under the direction and control of the Board.

Repurchase Agreements
         The Fund may purchase debt securities subject to repurchase agreements which are arrangements under which the Fund buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements
         The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
         During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
         The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Portfolio bears the risk that the market value of the securities sold by the Portfolio may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

Non-Investment Grade Debt Securities
         The Managed Growth, Bond and Equity Portfolios may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, commonly known as "junk bonds"), subject to the Fund's investment policy which provides that they may not invest more than 20% of their respective assets in securities rated below B by either rating service, or in unrated securities determined by the Advisor to be comparable to securities rated below B by either rating service. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See
Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
         The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
         When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Options and Futures Contracts
         The Managed Growth, Bond and Equity Portfolios may, in pursuit of their respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Fund's social criteria, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.
         These Portfolios may engage in such transactions only to hedge the existing positions in the respective Portfolios. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
         Each of these  Portfolios  may  purchase a put or call  option on securities  (including  a straddle  or  spread)  only if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Portfolio, does not exceed 5% of the Portfolio's total assets. Further, as an operating policy, which may be changed without shareholder approval, none of the Portfolios intends to enter into futures contracts or options on futures contracts if the
aggregate   initial  margin  and  premiums  required  to  establish  these positions would exceed 5% of the Portfolio's net assets. These Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. These Portfolios may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Fund's social criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. By buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
         These Portfolios may purchase call options on securities which they may intend to purchase and which meet the Fund's social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
         When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Portfolio to forego future appreciation of the securities covered by the option.
         When a Portfolio writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.
However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
         These Portfolios may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund and the affected Portfolio. The Portfolio's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.
         To preserve the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Fund's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of a Portfolio's annual gross income.
         Risks Related to Options Transactions. The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

Futures Transactions. These Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.
         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
         These Portfolios may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying a futures contract may not necessarily meet the Fund's social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.
         Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that to the extent that a Portfolio enters into future contracts and options on futures positions that are not for bonafide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a U.S. exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Portfolio has already sold a corresponding call option.
         The Portfolios may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Fund's social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.
         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Portfolios will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

Risks of Options and Futures Contracts. If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.
         The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.
         Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

==========================================================================
                         INVESTMENT RESTRICTIONS
==========================================================================

Fundamental Investment Restrictions
         The Fund has adopted the following investment restrictions which, together with the foregoing investment objectives and fundamental policies of a Portfolio, cannot be changed without the approval of the holders of a majority of the outstanding shares of the affected Portfolio. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Portfolio at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio. Shares have equal rights as to voting, except that only shares of a Portfolio are entitled to vote on matters affecting only that Portfolio (such as changes in investment objective, policies or restrictions). None of the Portfolios may:

         1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of that Portfolio's total assets would be invested in securities of that issuer.
         2. Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby, and in the case of the Money Market Portfolio, there is no limitation with respect to investments in money market instruments of banks.
         3. Purchase more than 10% of the outstanding voting securities of any issuer. In addition, the Fund may not in the aggregate purchase more than 10% of the outstanding voting securities of any issuer.
         4. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of that Portfolio's total assets would be invested in securities of such issuers.
         5. Make loans other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The purchase by a Portfolio of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
         6.       Underwrite the securities of other issuers.
         7. Purchase from or sell to any of the Fund's officers or Trustees, or firms of which any of them are members, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
         8. Borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 10% of the value of that Portfolio's total assets and except by engaging in reverse repurchase agreements;
         provided, however, that a Portfolio may only engage in reverse repurchase agreements so long as, at the time a Portfolio enters into a reverse repurchase agreement, the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by this section, do not exceed 33 1/3% of the Portfolio's total assets. In order to secure any permitted borrowings and reverse repurchase agreements under this section, each Portfolio may pledge, mortgage or hypothecate its assets.
         9. Make short sales of securities or purchase any securities on margin except as provided for the Managed Growth, Equity and Bond Portfolios with respect to options, futures contracts and options on futures contracts.
         10. Write, purchase or sell puts, calls or combinations thereof except as provided for the Managed Growth, Equity and Bond Portfolios with respect to options, futures contracts and options on futures contracts.
         11. Invest for the purpose of exercising control or management of another issuer.
         12. Invest in commodities, commodities futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Managed Growth, Equity and Bond Portfolios may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
         13. Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.
         14. Purchase or retain securities issued by investment companies except to the extent permitted by the Investment Company Act of 1940, as amended, and in connection with a trustee's/director's deferred compensation plan, as long as there is no duplication of advisory fees.

Non-Fundamental Investment Restrictions
         The   Fund   has   adopted   the   following   operating   (i.e.,
non-fundamental)   investment  policies  and  restrictions  which  may  be
changed by the Board of Trustees without shareholder approval. None of the Portfolios may:
         15.      Purchase  the  obligations  of foreign  issuers
         if, as a result,  such  securities  would  exceed 25% of
         the value of that Portfolio's assets.
         16.      Purchase  illiquid  securities if more than 15%
         of the value of that  Portfolio's  net  assets  would be
         invested in such securities.
         17.      Purchase or retain  securities of any issuer if
         the  officers,  directors or Trustees of the Fund or its
         Advisors,  owning  beneficially  more  than 1/2 of 1% of
         the   securities   of   such   issuer,    together   own
         beneficially more than 5% of such issuer's securities.
         18. Invest in warrants if more than 5% of the value of that Portfolio's net assets would be invested in such securities. No more than 2% of the Portfolio's net assets will be invested in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.
         19.      Invest in oil, gas, or other mineral leases.

         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

==========================================================================
                       INVESTMENT SELECTION PROCESS
==========================================================================

         Investments in the Fund are selected on the basis of their ability to contribute to the dual objective of the Fund, i.e., those that satisfy the Fund's investment and social criteria. The Fund has developed a number of techniques for evaluating the performance of issuers in each of these areas. The primary sources of information are reports published by the issuers themselves, the reports of public agencies, and the reports of groups which monitor performance in particular areas. These sources of information are sometimes augmented with direct interviews or written questionnaires addressed to the issuers. It should be recognized, however, that there are few generally accepted measures by which achievement in these areas can be readily distinguished; therefore, the development of suitable measurement techniques is largely within the discretion and judgment of the Advisors of the Fund.
         In making selections for the Managed Growth, Equity and Bond Portfolios, the Advisors determine and evaluate the appropriate portfolio composition on the basis of asset prices and the perceived consequences and probabilities of various economic outcomes. Individual securities are then evaluated as candidates to fulfill the Portfolio's investment objective and policies. Securities remain candidates for inclusion in the Portfolios only if their prices and other characteristics indicate that they have the potential to perform in a way that is representative of their class of securities under the different economic outcomes considered more probable by the Advisors.
         Candidates for inclusion in any particular class of assets are then examined according to the social criteria. Issuers are classified into three categories of suitability under the social criteria. In the first category are those issuers which exhibit unusual positive accomplishment with respect to some of the criteria and do not fail to meet minimum standards with respect to the remaining criteria. To the greatest extent possible, investment selections are made from this group. In the second category are those issuers which meet minimum standards with respect to all the criteria but do not exhibit outstanding accomplishment with respect to any criterion. This category includes issuers which may lack an affirmative record of accomplishment in these areas but which are not known by Advisors to violate any of the social criteria. The third category under the social criteria consists of issuers which flagrantly violate, or have violated, one or more of those values, for example, a company which repeatedly engages in unfair labor practices. The Fund will not knowingly purchase the securities of issuers in this third category.
         It  should  be noted  that the  Fund's  social  criteria  tend to limit the availability of investment opportunities more than is customary with other investment companies. The Advisors of the Fund, however, believe that within the first and second categories there are sufficient investment opportunities to permit full investment among issuers which satisfy the Fund's social investment objective.
         To the greatest extent possible, the Advisors apply the same social criteria to the purchase of non-equity securities as it applies to equity investments. With respect to government securities, the Money Market Portfolio invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the Federal Government whose purposes further or are compatible with the Fund's social criteria, such as obligations of the Bank for Cooperatives and the Student Loan Marketing Association, rather than general obligations of the Federal Government, such as Treasury securities. Bank certificates of deposit, commercial paper, repurchase agreements, and corporate bonds are judged in the same way as a prospective purchase of the bank's or issuing company's common stock. The Fund may invest, however, in certificates of deposit of banks and savings and loan associations in which the Fund would not otherwise invest because such institutions have assets of $1 billion or less, but generally only to the extent all such investments are fully insured as to principal by the Federal Deposit Insurance Corporation.
         Obligations issued by the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Government. Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality are supported by the full faith and credit of the U.S. Government. These include obligations issued by the Export-Import Bank, Farmers Home Administration, Government National Mortgage Association, Postal Service, Merchant Marine, and Washington Metropolitan Area Transit Authority. The Fund may also invest in other U.S. Government agency or instrumentality obligations which are supported only by the credit of the agency or instrumentality and may be further supported by the right of the issuer to borrow from the U.S. Treasury. Such obligations include securities issued by the Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Land Bank, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

==========================================================================
                           DIVIDENDS AND TAXES
==========================================================================

         It is the policy of the Equity Portfolio to declare and pay dividends from net investment income on an annual basis. It is the Bond Portfolio's policy to declare and pay dividends from net investment income on a monthly basis; the Managed Growth Portfolio declares and pays dividends on a quarterly basis. Dividends and distributions may differ among the classes. The Money Market Portfolio accrues daily and pays monthly dividends of its net investment income to its shareholders of record as of the close of business that day. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired.
         Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
         The Fund is required to withhold 31% of any dividends and long-term capital gain distributions paid and 31% of each redemption transaction occurring in the Managed Growth, Equity and Bond Portfolios if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting
(however,  failure  to  provide  certification  as to the  application  of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In  addition,  the Fund is  required  to report  to the  Internal
Revenue Service the following information with respect to each redemption transaction occurring in the Managed Growth, Equity and Bond
Portfolios: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain  shareholders  are,  however,   exempt  from  the  backup
withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
         Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.
         Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Information concerning the tax status of dividends and distributions and the amount of dividends withheld, if any, is mailed annually to Fund shareholders.
         Investors should note that they may be required to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.

==========================================================================
                             NET ASSET VALUE
==========================================================================

         Shares of the Money Market Portfolio are issued and redeemed at the net asset value per share of the Portfolio. The public offering price of the shares of the Managed Growth, Equity and Bond Portfolios is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). Shares of the Managed Growth, Equity and Bond Portfolios are redeemed at their respective net asset values per share. The Money Market Portfolio attempts to maintain a constant net asset value of $1.00 per share; the net asset values of the Managed Growth, Equity and Bond Portfolios fluctuate based on the respective market value of the Portfolios' investments. The net asset value per share of each of the Portfolios is determined every business day at the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Portfolio's net asset value per share is determined per class by dividing its total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
         The assets of the Managed Growth, Equity and Bond Portfolios are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Trustees.
         The Money Market Portfolio's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.
         Rule 2a-7 under the Investment Company Act of 1940 permits the Fund to value the Money Market Portfolio's assets at amortized cost if the Portfolio maintains a dollar-weighted average maturity of 90 days or less and only purchases obligations having remaining maturities of 13 months or less. Rule 2a-7 requires, as a condition of its use, that the Money Market Portfolio invest only in obligations determined by the Trustees to be of good quality with minimal credit risks and requires the Trustees to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Portfolio's investment holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share based on amortized cost. If such deviation exceeds 0.50%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate, including: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or the establishment of a net asset value per share based upon available market quotations.

==========================================================================
                  CALCULATION OF YIELD AND TOTAL RETURN
==========================================================================

Money Market Portfolio: Yield
         From time to time the Money Market Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are:
(1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Money Market Portfolio's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

            Effective yield = (base period return + 1)365/7 -1

         For the seven-day period ended September 30, 1995, the Money Market Portfolio's yield was 5.13% and its effective yield was 5.26%.

Bond Portfolio: Yield
         The Bond Portfolio may also advertise its yield from time to time. Yield quotations are historical and are not intended to indicate future performance. Yield quotations for the Bond Portfolio are calculated separately by class and refer to the aggregate imputed yield-to-maturity of each of the Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares for that class entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semiannual, basis. The Bond Portfolio's yield is computed according to the following formula:

                           Yield = 2 (+1)6 - 1

where a = dividends and interest earned during the period using the aggregate imputed yield-to maturity for each of the Portfolio's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. Using this calculation, the Bond Portfolio's yield for the month ended September 30, 1995 was 5.28% for Class A shares, and 4.69% for Class C shares.
         The yield of both the Money Market and Bond Portfolios will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Portfolio's performance in meeting its investment objective.

Managed  Growth,  Equity  and Bond  Portfolios:  Total  Return  and  Other
Quotations
         The Managed Growth, Bond and Equity Portfolios may each advertise "total return." Total return is calculated separately for each class. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "overall" return as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:

                             P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
         Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the Portfolio's maximum sales charge, except quotations of "overall return," which do not deduct sales charge, and "actual return," which reflect deduction of the sales charge only for those periods when a sales charge was actually imposed. Overall return, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages.
         Return for the Managed Growth, Bond and Equity Portfolios' shares for the periods indicated are as follows:

Periods Ended               Class A             Class A           Class C
September 30, 1995          Overall Return      Average           Average
                                                Annual Return     Annual Return
============================================================================
Managed Growth Portfolio
One Year                    18.21%              12.61%            16.85%
Five Years                  10.43%              9.36%             N/A
Ten Years                   11.10%              10.57%            N/A
Class C: Since
inception (March 1,         N/A                 N/A               7.65%
1994)

Periods Ended               Class A             Class A           Class C
September 30, 1995          Overall Return      Average           Average
                                                Annual Return     Annual Return
===============================================================================
Bond Portfolio
One Year                    12.57%              8.37%             11.21%
Five Years                  9.23%               8.40%             N/A
From Inception<F1>          9.15%               8.64%             3.71%

Periods Ended               Class A             Class A           Class C
September 30, 1995          Overall Return      Average           Average
                                                Annual Return     Annual Return
===============================================================================
Equity Portfolio
One Year                    12.43%              7.10%             11.16%
Five Years                  8.70%               7.65%             N/A
From Inception<F2>          6.60%               5.96%             0.26%

         The Class A total return figures above and the Bond Portfolio yield figures above were calculated using the maximum sales charge in effect at that time. New sub-advisors assumed management of the Equity Portfolio effective February, 1994, and new sub-advisors assumed management of the Managed Growth Portfolio effective July, 1995. Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

==========================================================================
                    PURCHASE AND REDEMPTION OF SHARES
==========================================================================

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares of any Portfolio. A service fee of $10, plus any costs incurred by the Fund, will be charged investors whose purchase checks are returned for insufficient funds.
         Shareholders in the Money Market Portfolio wishing to have drafts should complete the signature card enclosed with the Investment Application. Existing shareholders may arrange for draft writing by contacting the Fund for a signature card. Other documentation may be required from corporations, fiduciaries and institutional investors. This draft writing service will be subject to the customary rules and regulations governing checking accounts, and the Fund reserves the right to change or suspend the service. Generally, there is no charge to you for the maintenance of this service or for the clearance of drafts, but the Fund reserves the right to charge a service fee for drafts returned for insufficient or uncollected funds. As a service to shareholders, the Fund may automatically transfer the dollar amount necessary to cover drafts you have written on the Fund to your Fund account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Fund may charge a fee for this service.
         When a payable through draft is presented for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the draft will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder's account, the draft may be returned. This draft writing procedure for redemption enables shareholders to receive the daily dividends declared on the shares to be redeemed until such time as the draft is presented to the custodian bank for payment. Drafts presented to the bank for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored.
         Telephone redemption requests are processed upon the date of receipt, if received prior to 4:00 p.m. Redemption proceeds are normally transmitted or mailed the next business day, although payment by check of redemption proceeds of Managed Growth, Equity and Bond Portfolio shares may take up to five business days. Telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.
         Amounts redeemed by telephone may be mailed by check to the investor to the address of record without charge. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $l,000 or more will be transmitted by wire without charge by the Fund to the investor's account at a domestic bank or savings association. A charge of $5 is imposed on wire transfers of less than $1,000.
         Existing   shareholders   who  at  any  time   desire  to  change
instructions already given must send a notice either to the broker through which shares were purchased or to the Fund with a voided check from the bank account to receive the redemption proceeds. New wiring instructions may be accompanied by a voided check in lieu of a signature guarantee. Further documentation may be required from corporations, fiduciaries, pension plans, and institutional investors.
         The Fund's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Fund of a written redemption request. If the investor so instructs in such written redemption request, the check will be mailed or the redemption proceeds wired or transferred electronically to a preauthorized account at the investor's bank. Redemption proceeds are normally paid in cash. However, at the sole discretion of the Fund, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, or as allowed by law.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, or if the
Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed, wired or transferred electronically the next business day but in no event later than seven days after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.

==========================================================================
                     REDUCED SALES CHARGES (CLASS A)
==========================================================================

         The Fund imposes reduced sales charges for Class A shares in certain situations in which the Principal Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund shares to their members. See "Exhibit A
- Reduced Sales Charges" in the Prospectus.

==========================================================================
                                ADVERTISING
==========================================================================

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1994). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

==========================================================================
                 TRUSTEES, OFFICERS, AND ADVISORY COUNCIL
==========================================================================

         REBECCA ADAMSON, Trustee. Since 1983, Ms. Adamson has served as President of the national non-profit, First Nations Financial Project. Founded by her in 1980, First Nations is the only American Indian alternative development institute in the country. Address: 69 Kelley Road, Falmouth, Virginia 22405.
         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania. The Family Health Council is a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., Acacia Capital Corporation, and Calvert World Values Fund, Inc. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         <F1> JOHN G. GUFFEY,  JR.,  Executive  Vice  President  and Trustee.
Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. and Acacia Capital Corporation. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         JOY V. JONES, Esq., Trustee. Ms. Jones is an attorney and entertainment manager in New York City, and was formerly a partner with the firm Rogers & Wells in New York City, specializing in real estate law and municipal finance. Ms. Jones is also a Trustee of Sarah Lawrence College, a member of the Association of Black Women Attorneys, Inc., and
a Trustee of the Community Service Society of New York. Address: 175 West 12th Street, New York, New York 10011.
         TERRENCE J. MOLLNER, Ed.D., Trustee. Dr. Mollner is Founder and Chairperson of Trusteeship Institute, Inc., a diverse foundation known
principally   for  its   consultation   to   corporations   converting  to
cooperative employee-ownership. He is also a director of Calvert World Values Fund, Inc. He served as a Trustee of the Cooperative Fund of New England, Inc., and is now a member of its Board of Advisors. In addition, Dr. Mollner is a founder and member of the Board of Trustees of the Foundation for Soviet-American Economic Cooperation. Address: 15 Edwards Square, Northampton, Massachusetts 01060.
         SYDNEY AMARA MORRIS, Trustee. Rev. Morris is Senior Minister of the Unitarian Church of Vancouver, Canada. She previously served as Minister of the Unitarian-Universalist Fellowship in Ames, Iowa. Rev. Morris is a graduate of the Harvard Divinity School. Address: 1225 W. 26th Avenue, Vancouver, British Columbia, Canada V6H2A8.
         <F1>CHARLES  T.  NASON,  Trustee.  Mr.  Nason  serves  as  Chairman,
President and Chief Executive Officer of The Acacia Group, a Washington, D.C.-based financial services organization, including Acacia Mutual Life Insurance Company and Calvert Group, Ltd. Address: 51 Louisiana Avenue, N.W., Washington, D.C. 20001.
         <F1> D. WAYNE SILBY,  Esq.,  President  and Trustee.  Mr. Silby is a
trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. and Acacia Capital Corporation. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         <F1> CLIFTON S. SORRELL,  JR.,  President and Trustee.  Mr.  Sorrell
serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its
affiliated  companies.   He  is  a  director  of  Calvert-Sloan  Advisers,
L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds.
         <F1> RENO J. MARTINI,  Senior Vice President.  Mr. Martini is Senior
Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund.
         <F1> RONALD M.  WOLFSHEIMER,  CPA,  Treasurer.  Mr.  Wolfsheimer  is
Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
         <F1> WILLIAM  M.  TARTIKOFF,  Esq.,  Vice  President  and  Assistant
Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of
Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company.
         <F1> EVELYNE  S.  STEWARD,  Vice  President.  Ms.  Steward is Senior
Vice President of Calvert Group, Ltd., and a director of Calvert-Sloan Advisers, L.L.C. She is the sister of Philip J. Schewetti, the portfolio manager of the CSIF Equity Portfolio.
         <F1> STEVEN  J.  SCHUETH,  Vice  President.  Mr.  Schueth  serves as
President of Calvert Distributors, Inc., and as Vice President of Calvert-Sloan Advisers, L.L.C.
         <F1>  CATHERINE  S.  BARDSLEY,  Esq.,  Secretary.  Ms.  Bardsley  is
counsel to  Kirkpatrick  & Lockhart,  the Fund's legal  counsel.  Address:
1800 M Street, South Lobby, N.W., Washington, D.C. 20036.
        <F1> DANIEL K. HAYES,  Vice  President.  Mr. Hayes is Vice President
of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc.
         <F1> SUSAN WALKER BENDER, Esq.,  Assistant Secretary.  Ms. Bender is
Associate  General  Counsel of Calvert Group,  Ltd. and an officer of each of its  subsidiaries  and  Calvert-Sloan  Advisers,  L.L.C. She is also an officer of each of the other  investment  companies  in the Calvert  Group of Funds.
         <F1>  BETH-ANN  ROTH,  Esq.,  Assistant   Secretary.   Ms.  Roth  is
Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.

<F1>"Interested persons" of the Fund under the Investment Company Act of 1940.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of the Fund's outstanding shares.
         The Audit Committee of the Board is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat, Silby and Sorrell.
         Mr. Baird and Dr. Mollner serve as the Fund's representatives to the respective Audit Committees of the other investment companies in the Calvert Group of Funds; and Rev. Morris and Ms. Jones serve as the Fund's representatives to the respective Investment Policy Committees of the other investment companies in the Calvert Group of Funds. Ms. Adamson, Dr. Mollner, and Mr. Silby serve on the Fund's High Social Impact Investments Committee which assists the Fund in identifying, evaluating and selecting investments in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria. Ms. Jones, Rev. Morris, and Messrs. Guffey, Silby, and Sorrell serve on the Fund's Special Equities Committee which assists the Fund in identifying, evaluating, and selecting appropriate private placement investment opportunities for the Fund that are not high social impact investments.
The Advisory Council has no power, authority or responsibility with respect to the management of the Fund or the conduct of the affairs of the Fund. Messrs. Silby, Guffey, Sorrell, Mollner and Baird, Ms. Adamson, Ms. Jones, Rev. Morris, and Ms. Sannino and Mr. Sarkady of the Advisory Council, serve as trustees of Calvert Social Investment Foundation, a non-profit organization formed to increase awareness and educate the general public about the benefits of socially conscious investing. The Foundation is not directly affiliated with Calvert Group.
         During fiscal 1994, trustees of the Fund not affiliated with the Fund's Advisor were paid $44,218 by the Money Market Portfolio, $164,497 by the Managed Growth Portfolio, $18,850 by the Bond Portfolio, and $27,708 by the Equity Portfolio. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,250 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1200 for each regular Board or Committee meeting attended; such fees are allocated among the respective Portfolios based upon their relative net assets. Trustees who do not serve on the Board of other Funds sponsored by the Advisor receive an annual fee of $12,400, plus $600 for each Board and Committee meeting attended. Members of the Advisory Council receive $600 for each meeting attended, plus expenses.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

                        Trustee Compensation Table

Fiscal Year 1995       Aggregate         Pension or        Total Compensation
(unaudited             Compensation      Retirement        from Registrant and
numbers)               from Registrant   Benefits Accrued  Fund Complex paid to
                       for service as    as part of        Trustees<F3>
                       Trustee           Registrant
Name of Trustee                          Expenses<F2>
 ..........................................................................
Rebecca Adamson        $_______          $________          $_______
Richard L. Baird, Jr.  $_______          $________          $_______
John G. Guffey, Jr.    $_______          $________          $_______
Joy V. Jones           $_______          $________          $_______
Terrence J. Mollner    $_______          $________          $_______
Sydney Amara Morris    $_______          $________          $_______
D. Wayne Silby         $_______          $________          $_______

<F2> Ms Adamson has chosen to defer a portion of her compensation. Her total deferred comensation, including dividends and capital appreciation, was $21,505 as of September 30, 1995.
<F3> As of December 31, 1995. The Fund Complex consists of eight (8)
 registered investment companies.



==========================================================================
                            INVESTMENT ADVISOR
==========================================================================

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
         The Advisory Contract between the Fund and the Advisor was entered into on January 3, 1984, (May 24, 1994 for the Equity Portfolio) and will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the Advisor receives an annual fee of 0.70% of the Managed Growth Portfolio's average daily net assets, 0.65% of the Bond Portfolio's average daily net assets, and 0.50% of the Money Market Portfolio's average daily net assets, which fee is payable monthly. See "Management of the Fund" in the Prospectus for the Managed Growth and Equity Portfolio advisory and sub-advisory fees, which include a performance adjustment fee. The Advisor reserves the right (i) to waive all or a part of its fee and (ii) to reallocate a part of its fee to broker-dealers in consideration of their promotional or administrative services.
         The Managed Growth Portfolio is managed by multiple investment sub-advisors, effective July, 1995, as approved by the Portfolio's shareholders on August 30, 1995. With the multi-manager approach, there will be several investment strategies in place at any given time in order to help the Portfolio pursue its investment objectives. Specifically, CAM has retained a pool of five investment sub-advisors to manage the Managed Growth Portfolio's assets, though they will not necessarily be managing the Portfolio's money at the same time. CAM initially has retained two of the five companies, U.S. Trust Company of Boston and NCM Capital Management Group, Inc., to manage assets, and CAM manages a portion of the fixed-income assets itself. Brown Capital Management, Inc., Fortaleza Asset Management, Inc. and Frontier Capital
Management, Inc. are not managing Portfolio assets at this time. See "Management of the Fund" in the Prospectus for the Managed Growth and Equity Portfolio sub-advisory fees, which include a performance adjustment fee.
         The Fund's Sub-Advisor to the Bond Portfolio is United States Trust Company of Boston ("U.S. Trust"), a Massachusetts-chartered commercial bank with full trust powers. It is wholly-owned by and the principal subsidiary of UST Corp., a Massachusetts bank holding company.
The Trust Department of U.S. Trust has managed funds as a fiduciary since 1895. U.S. Trust pioneered the concept and practice of socially responsible investing and has managed socially screened portfolios for over two decades. Pursuant to an Investment Sub-Advisory Agreement with the Advisor, U.S. Trust determines investment selections for the Bond Portolio. For its services, U.S. Trust receives an annual fee from the Advisor 0.20% of the Bond Portfolio's average daily net assets; however, U.S. Trust is entitled to receive from the Advisor a minimum monthly fee of $1,000. U.S. Trust has agreed to waive its fee on those assets designated as High Social Impact Investments for the Managed Growth and Bond Portfolios. See Prospectus ("Additional Investment Policies").
         U.S. Trust also provides social screening research for the Fund's Money Market Portfolio. The Advisor, not the Fund, pays U.S. Trust for this service, a fee of 0.06% of the Money Market Portfolio's average daily net assets up to $50 million, and 0.03% of the average daily net assets in excess of $50 million.
         Effective February 1, 1994, Loomis, Sayles & Company, L.P. ("Loomis"), replaced U.S. Trust as Sub-Advisor to the Equity Portfolio. See Prospectus, "Management of the Fund." The computation of the Investment Performance Fee and the Investment Record Period will be made in accordance with Rule 205-1 under the Investment Advisors Act of 1940 or any other applicable rule as, from time to time, may be adopted or amended. In addition to the sub-advisory fee, the Advisor pays a marketing fee of 0.05% to Loomis, based on the Equity Portfolio's average daily net assets.
         The Advisor provides the Fund with investment supervision and management, administrative services, office space, furnishes executive and other personnel to the Fund, and may pay Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; federal and state securities registration fees; salaries, fees and expenses of trustees, executive officers and employees of the Fund, and
Advisory Council members, who are not "affiliated persons" of the Advisor or the Sub-Advisor s within the meaning of the Investment Company Act of 1940; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. The Advisor has agreed to reimburse the Money Market, Managed Growth, and Bond Portfolios for their respective operating expenses (excluding brokerage, taxes, interest, Distribution Plan expenses and extraordinary items, and, with respect to the Managed Growth Portfolio, performance fees earned) exceeding, on a pro rata basis, 1.5% of the first $30 million of the respective Portfolio's average daily net assets, and 1% of such assets in excess of $30 million. The Advisor has agreed to reimburse the Equity Portfolio for its operating expenses (excluding brokerage, taxes, interest, Distribution Plan expenses and extraordinary items) exceeding the most restrictive expense limitation imposed by applicable law then in effect (currently, 2.5% of the first $30 million of the Portfolio's average daily net assets, 2% of the next $70 million, and 1.5% of assets in excess of $100 million).
         The advisory fees paid to the Advisor by the Money Market Portfolio for the fiscal years ended September 30, 1993, 1994, and 1995 were $794,513, $705,750, and $727,343, respectively. The advisory fees paid to the Advisor by the Managed Growth Portfolio for the same years were $3,353,732, $3,700,925, and $3,645,338, respectively. The advisory fees paid to the Advisor for these years by the Bond Portfolio were $379,437, $419,490,and $400,253; the Equity Portfolio paid $545,315,
$601,189, and $569,589, respectively.

==========================================================================
                          METHOD OF DISTRIBUTION
==========================================================================

         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive, pursuant to the Distribution Plans, a distribution fee from the Fund based on the average daily net assets of each Portfolio's Class A shares, and 1.00% of each of the Managed Growth, Equity and Bond Portfolios' Class C average daily net assets. The Equity and Bond Portfolios did not pay distribution expenses prior to fiscal 1994, and the Money Market Portfolio has never paid Distribution Plan expenses. For the fiscal years ended September 30, 1993, 1994, and 1995, the Managed Growth Portfolio paid Class A distribution plan expenses of $1,122,761, $1,245,946, and $1,219,694, respectively. Of the Class A distribution expenses paid in fiscal 1995, $763,327 was used to compensate dealers for their share distribution promotional services,
$105,147 was for the printing and mailing of prospectuses and sales materials to investors (other than current shareholders), $42,717 financed advertising, $74,175 financed compensation to the underwriter, and $44,462 was for other direct distribution expenses. For fiscal year 1994, the Bond and Equity Portfolios paid Class A distribution plan expenses of $52,256 and $83,170, respectively, and, for fiscal year 1995, $121,992 and $203,878, respectively. Of the distribution expenses paid by Class A Shares of the Bond Portfolio in fiscal 1995, the full amount was used to compensate dealers for their share distribution promotional services. Of the distribution expenses paid by Class A Shares of the Equity Portfolio in fiscal 1995, $193,762 was used to compensate dealers for their share distribution promotional services, while the remainder, $10,116, partially financed the printing and mailing of prospectuses and sales materials to investors (other than current shareholders). For Class A Managed Growth, Equity and Bond Portfolio shares, CDI also receives the portion of the sales charge in excess of the dealer reallowance. During the fiscal years ended September 30, 1993 and 1994, Calvert Securities Corporation, the
predecessor of CDI, received net sales charges of $833,705, and $529,807, respectively. During fiscal year 1995, CDI received net sales charges of $203,099, $27,038, and $63,459, for the Managed Growth, Bond, and Equity Portfolios, respectively.
         For the period from inception (March 1, 1994) to September 30, 1994, the Managed Growth, Bond, and Equity Portfolios paid Class C Distribution Plan expenses of $5,583, $922, and $1,757, respectively. For fiscal 1995, Class C Distribution Plan expenses were $28,447, $5,816, and $11,918, for the Managed Growth, Bond, and Equity Portfolios, respectively. Fiscal year 1995 Class C Distribution Plan expenses for the Managed Growth, Bond, and Equity Portfolios were used entirely to compensate dealers distributing the Portfolios' shares, and to compensate the underwriter.
         Pursuant  to Rule  12b-1  under  the  Investment  Company  Act of
1940, the Fund has adopted Distribution Plans (the "Plans") which permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.35% of the Managed Growth, Equity and Bond Portfolios' respective average daily net assets and 0.25% of the Money Market Portfolio's average daily net assets. However, the Fund's Board of Trustees has determined that, until further action by the Board, no Portfolio shall pay Class A distribution expenses in excess of 0.25% of its average daily net assets; and further, that Class A distribution expenses only be charged on the average daily net assets of the Managed Growth Portfolio in excess of $30,000,000.
         Expenses under the Fund's Class C Plans may not exceed, on an annual basis, 1.00% of the Managed Growth, Equity and Bond Portfolios' Class C average daily net assets.
         The Fund's Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class or Portfolio of the Fund. Any change in the Plans that would materially increase the distribution cost to a Portfolio requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.
         Apart  from  the  Plans,  the  Advisor  and  CDI,  at  their  own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.

==========================================================================
                 TRANSFER AND SHAREHOLDER SERVICING AGENT
==========================================================================

         Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing semi-annual statements to shareholders regarding their accounts. For these services, Calvert Shareholder Services, Inc., receives a fee based on the number of shareholder accounts and the number of shareholder transactions. For these services, in fiscal years 1993, 1994, and 1995, the Money Market Portfolio paid Calvert Shareholder Services, Inc. fees of $582,459, $524,627, and $508,112, respectively. The Managed Growth Portfolio paid $830,457, $904,274, and $851,590 in the same fiscal years, respectively. The Bond Portfolio paid $100,637, $120,933, and $119,859 in fiscal years 1993, 1994, and 1995, and the Equity Portfolio paid $191,423, $229,225, and $246,195 for the same periods, respectively.

==========================================================================
                          PORTFOLIO TRANSACTIONS
==========================================================================

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor and Sub-Advisor under the direction and supervision of the Fund's Board of Trustees.
         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor and Sub-Advisor reserve the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of the Fund or who provide the Fund with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor and the Sub-Advisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's or Sub-Advisor's normal research activities or expenses. In fiscal years 1993, 1994, and 1995, no commissions were paid to any officer, trustee or Advisory Council member of the Fund or any of their affiliates.
         The Advisor and Sub-Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. The Advisor or Sub-Advisor may compensate, at its expense, such broker-dealers in consideration of their promotional and administrative services.
         Depending upon market conditions, portfolio turnover, generally defined as the lesser of annual sales or purchases of portfolio securities divided by the average monthly value of the Fund's portfolio securities (excluding from both the numerator and the denominator all securities whose maturities or expiration dates as of the date of acquisition are one year or less), expressed as a percentage, is under normal circumstances expected to be within 50% to 150%. For the 1993 fiscal year, the portfolio turnover rates of the Managed Growth, Bond, and Equity Portfolios were 33%, 28%, and 43%, respectively. For 1994, the portfolio turnover rates of the Managed Growth, Bond, and Equity Portfolios were 34%, 19%, and 94%, respectively. The 1995 fiscal year portfolio turnover rates of the Managed Growth, Bond, and Equity Portfolios were 114%, 29%, and 35%, respectively.

==========================================================================
                  INDEPENDENT ACCOUNTANTS AND CUSTODIANS
==========================================================================

         Coopers & Lybrand, L.L.P., has been selected by the Board of Trustees to serve as independent accountants for fiscal year 1996. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National
Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Portfolios.

==========================================================================
                           GENERAL INFORMATION
==========================================================================

         The Fund was approved as a Massachusetts business trust on November 30, 1981. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
         Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Fund offers two separate classes of shares: Class A and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Fund will send its shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
         The Prospectus and this Statement of Additional Information do not contain all the information in the Fund's registration statement.
The registration statement is on file with the Securities and Exchange Commission and is available to the public.

==========================================================================
                           FINANCIAL STATEMENTS
==========================================================================

         The Fund's audited financial statements included in its Annual Report to Shareholders dated September 30, 1995, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Fund.

==========================================================================
                                 APPENDIX
==========================================================================

CORPORATE BOND AND COMMERCIAL PAPER RATINGS
Corporate Bonds:
Description of Moody's  Investors  Service  Inc.'s/Standard  & Poor's bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
         C/C: This rating is only for income bonds on which no interest is being paid.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings:
         MOODY'S INVESTORS SERVICE, INC.:
         The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5)
amount  and  quality  of  long-term  debt;  (6) trend of  earnings  over a period of ten years;  (7) financial  strength of a parent  company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.
         STANDARD & POOR'S CORPORATION:
         Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

                             LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:     (Fund or Portfolio name*)
during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount
(excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer                                        Name of Investor(s)


By
     Authorized Signer                        Address



Date                                          Signature of Investor(s)



Date                                          Signature of Investor(s)

*"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.

                                                                Part C


                        PART C. OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

         (a)    Financial statements

                  Financial statements incorporated by reference to:

                  All financial statements for Calvert Social Investment Fund are incorporated by reference to Registrant's Annual Report to Shareholders dated September 30, 1995, and filed December 12, 1995.

                Schedules II-VII, inclusive, for which provision is made
                  in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.

         (b)    Exhibits:

                1.Declaration of Trust (incorporated by reference to
                           Registrant's Initial Registration Statement,
                           November 30, 1981).

                2.By-Laws (incorporated by reference to Registrant's
                           Pre-Effective Amendment No. 2, September 3,
                           1982).

                4.Specimen Stock Certificate (incorporated by reference
                           to Registrant's Pre-Effective Amendment No.
                           12, December 21, 1987).

                5.Advisory Contracts filed herewith for the Equity
                           Portfolio and incorporated by reference to Registrant's Post-Effective Amendment No. 11, August 25, 1987.

                6.Underwriting and Dealer Agreements, (incorporated by
                           reference to Registrant's Post-Effective
                           Amendment No. 20, December 2, 1994).

                7.Trustees' Deferred Compensation Agreement,
                           (incorporated by reference to Registrant's
                           Post-Effective Amendment No. 17, December 20,
                           1991).

                8.Custodial Contract (incorporated by reference to
                           Registrant's Pre-Effective Amendment No. 2,
                           September 3, 1982).

                9.Transfer Agency Contract (incorporated by reference to
                           Registrant's Post-Effective Amendment No. 11, August 25, 1987).

                10. Opinion and Consent of Counsel as to Legality of Shares Being Registered.

                11.        Consent of Independent Accountants to
Use of Report.


Item 24.  Financial Statements and Exhibits, continued


                14. Retirement Plans (incorporated by reference to Registrant's Post-Effective Amendment No. 5, December 23, 1985, and Registrant's
                           Post-Effective Amendment No. 17, December 20,
                           1991).

                15. Rule 12b-1 Distribution Plan, (incorporated by reference to Registrant's Post-Effective Amendment No. 15, October 29, 1990 for Class A Shares and Registrant's Post-Effective Amendment No. 20, December 2, 1994 for Class B and C Shares).

                16. Schedule for Computation of Performance Quotation (incorporated by reference to Registrant's Post-Effective Amendment No. 13, December 20, 1988).

                17. Multiple-class plan pursuant to Investment Company Act of 1940 Rule 18f-3.

         Exhibits 3, 12 and 13 are omitted because they are inapplicable.


Item 25.  Persons Controlled By or Under Common Control With Registrant

         Registrant is controlled by its Board of Trustees, which is a common Board with five other registered investment companies, First Variable Rate Fund, Calvert Tax-Free Reserves, Calvert Cash Reserves (doing business as Money Management Plus), The Calvert Fund, and Calvert Municipal Fund, Inc. In addition, several members of Registrant's Board of Trustees also serve on the Boards of Acacia Capital Corporation and Calvert World Values Fund, Inc. Each of the Registrant's Trustees, other than Mr. Nason, serves as a director of Calvert Social Investment Foundation, Inc. (the "Foundation"), an independent, non-profit educational foundation, organized as a Maryland corporation. The Registrant's Trustees as a group may, under certain circumstances, control both the Registrant and the Foundation.


Item 26.  Number of Holders of Securities

         As of November 30, 1995, there were 14,371 holders of record of Registrant's Class A shares of beneficial interest for Calvert Social Investment Fund Money Market Portfolio.

         As of November 30, 1995, there were 39,520 holders of record of Registrant's Class A shares of beneficial interest for Calvert Social Investment Fund Managed Growth Portfolio.

         As of November 30, 1995, there were 630 holders of record of Registrant's Class C shares of beneficial interest for Calvert Social Investment Fund Managed Growth Portfolio.

         As of November 30, 1995, there were 5,524 holders of record of Registrant's Class A shares of beneficial interest for Calvert Social Investment Fund Bond Portfolio.

         As of November 30, 1995, there were 124 holders of record of Registrant's Class C shares of beneficial interest for Calvert Social Investment Fund Bond Portfolio.

         As of November 30, 1995, there were 11,251 holders of record of Registrant's Class A shares of beneficial interest for Calvert Social Investment Fund Equity Portfolio.

         As of November 30, 1995, there were 333 holders of record of Registrant's Class C shares of beneficial interest for Calvert Social Investment Fund Equity Portfolio.


Item 27.  Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.


Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address       Capacity


Clifton S.
  Sorrell, Jr.  Acacia Capital Corporation                    Officer
                                    Calvert Municipal Fund, Inc.
  and
                                    Calvert World Values Fund, Inc.
Director

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Asset Management  Officer
                                      Company, Inc.             and
                                    Investment Advisor        Director
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ----------------
                                    Calvert Group, Ltd.       Officer
                                    Holding Company             and
                                    4550 Montgomery Avenue    Director
                                    Bethesda, MD  20814
                                    ----------------
                                    Calvert Shareholder       Officer
                                      Services, Inc.            and
                                    Transfer Agent            Director
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Administrative    Officer
                                      Services Company          and
                                    Service Company           Director
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Distributors, Inc.Director
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    First Variable Rate Fund for
                                      Government Income
                                    Calvert Tax-Free Reserves
                                    Calvert Social Investment Officer
                                      Fund                       and
                                    Money Management Plus     Trustee
                                    The Calvert Fund

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert-Sloan Advisers,
                                      LLC                     Director
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Md. 20814
                                    ---------------
                                    Calvert New World Fund,
                                      Inc.                    Director
                                    Investment Company
                                    4550 Montgomery Avenue
                                    Bethesda, Md. 20814
                                    --------------

Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Ronald M.                           First Variable Rate Fund
  Wolfsheimer                         for Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    --------------
                                    Calvert Asset Management  Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Group, Ltd.       Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Shareholder       Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Administrative    Officer
                                      Services Company          and
                                    Service Company           Director
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Distributors, Inc.Director
                                    Broker-Dealer               and
                                    4550 Montgomery Avenue    Officer
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert-Sloan Advisers,
                                      LLC                     Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Md. 20814
                                    ---------------


Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity



David R. Rochat First Variable Rate Fund for Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Money Management Plus       and
                                    The Calvert Fund          Trustee

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Municipal Fund,
                                      Inc.                    Officer
                                    Investment Company          and
                                    4550 Montgomery Avenue    Director
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Asset Management  Officer
                                      Company, Inc.             and
                                    Investment Advisor        Director
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Chelsea Securities, Inc.  Officer
                                    Securities Firm             and
                                    Post Office Box 93        Director
                                    Chelsea, Vermont  05038
                                    ---------------
                                    Grady, Berwald & Co.      Officer
                                    Holding Company             and
                                    43A South Finley Avenue   Director
                                    Basking Ridge, NJ  07920
                                    ---------------



Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Reno J. Martini                     Calvert Asset Management  Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Group, Ltd.       Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    First Variable Rate Fund
                                      for Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert New World Fund,
                                      Inc.                    Director
                                    Investment Company          and
                                    4550 Montgomery Avenue    Officer
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert-Sloan Advisers,
                                      LLC                     Director
                                    Investment Advisor          and
                                    4550 Montgomery Avenue    Officer
                                    Bethesda, Md. 20814
                                    ---------------

Charles T. Nason                    Acacia Mutual Life
                                      Insurance               Officer
                                    Acacia National Life        and
                                      Insurance               Director

                                    Insurance Companies
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ---------------
                                    Acacia Financial
                                      Corporation             Officer
                                    Holding Company             and
                                    51 Louisiana Avenue, NW   Director
                                    Washington, D.C.  20001
                                    ---------------
                                    Gardner Montgomery
                                      Company                 Director
                                    Tax Return Preparation Services
                                    51 Louisiana Avenue, NW
                                    Washington, D.C. 20001
                                    ----------------


Item 28. Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Charles T. Nason                    Acacia Federal Savings
  (continued)                         Bank                    Director
                                    Savings Bank
                                    7600-B Leesburg Pike
                                    Falls Church, Virginia 22043
                                    ---------------
                                    Enterprise Resources, Inc.Director
                                    Business Support Services
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ---------------
                                    Acacia Insurance Management
                                      Services Corporation    Officer
                                    Service Corporation         and
                                    51 Louisiana Avenue, N.W. Director
                                    Washington, D.C.  20001
                                    ---------------
                                    Calvert Group, Ltd.       Director
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Administrative    Director
                                      Services Co.
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Asset Management
                                      Co., Inc.               Director
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Shareholder
                                      Services, Inc.          Director
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Social
                                      Investment Fund         Trustee
                                    Investment Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    -----------------
                                    The Advisors Group, Inc.  Director
                                    Broker-Dealer and
                                    Investment Advisor
                                    51 Louisiana Avenue, NW
                                    Washington, D.C. 20001
                                    ---------------


Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Robert L. Bennett                   First Variable Rate Fund
                                      for Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Calvert Social Investment Fund
                                    Money Management Plus
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ---------------
                                    Calvert Asset Management
                                      Co., Inc.               Director
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Group, Ltd.       Officer
                                    Holding Company             and
                                    4550 Montgomery Avenue    Director
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Administrative    Director
                                      Services Co.
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Shareholder
                                      Services, Inc.          Officer
                                    Transfer Agent              and
                                    4550 Montgomery Avenue    Director
                                    Bethesda, MD  20814
                                    ---------------


Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity

Robert-John H.                      Acacia National Life
  Sands                                    Insurance          Officer
                                    Insurance Company           and
                                    51 Louisiana Avenue, NW   Director
                                    Washington, D.C.  20001
                                    ----------------
                                    Acacia Mutual Life
                                      Insurance               Officer
                                    Insurance Company
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ----------------
                                    Acacia Financial
                                      Corporation             Officer
                                    Holding Company             and
                                    51 Louisiana Avenue, NW   Director
                                    Washington, D.C.  20001
                                    ----------------
                                    Acacia Federal Savings
                                      Bank                   Officer
                                    Savings Bank
                                    7600-B Leesburg Pike
                                    Falls Church, Virginia 22043
                                    ---------------
                                    Enterprise Resources, Inc.Director
                                    Business Support Services
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ---------------
                                    Acacia Realty Corporation Officer
                                    Real Estate Investments
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ---------------
                                    Acacia Insurance Management
                                      Services Corporation    Officer
                                    Service Corporation         and
                                    51 Louisiana Avenue, N.W. Director
                                    Washington, D.C.  20001
                                    ---------------
                                    Gardner Montgomery
                                    Company                   Officer
                                    Tax Return                   and
                                      Preparation Services    Director
                                    51 Louisiana Avenue, NW
                                    Washington, D.C. 20001
                                    ----------------
                                    The Advisors Group, Inc.  Director
                                    Broker-Dealer and
                                    Investment Advisor
                                    51 Louisiana Avenue, NW
                                    Washington, D.C. 20001
                                    ---------------


Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity

Robert-John H.                      Calvert Group, Ltd.       Director
Sands                               Holding Company
  (continued)                       4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Administrative    Director
                                      Services, Co.
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Asset Management
                                      Co., Inc.               Director
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, MD  20814
                                    ---------------
                                    Calvert Shareholder
                                      Services, Inc.          Director
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------

William M. Tartikoff                Acacia National Life
                                      Insurance               Officer
                                    Insurance Company
                                    51 Louisiana Avenue, NW
                                    Washington, D.C.  20001
                                    ----------------
                                    First Variable Rate Fund for
                                      Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Group, Ltd.       Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------


Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity



William M.                          Calvert Administrative    Officer
Tartikoff                             Services Company
  (continued)                       Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Asset Management  Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Shareholder       Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Distributors, Inc.Director
                                    Broker-Dealer               and
                                    4550 Montgomery Avenue    Officer
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert-Sloan Advisers,
                                      L.L.C.                  Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland 20814
                                    ----------------


Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity



Susan Walker                        Calvert Group, Ltd.       Officer
  Bender                            Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Administrative    Officer
                                      Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Asset Management  Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Shareholder       Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Distributors, Inc.Officer
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert-Sloan Advisers,
                                      L.L.C.                  Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    First Variable Rate Fund for
                                      Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------


Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Beth-ann Roth                       Calvert Group, Ltd.       Officer
                                    Holding Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Administrative    Officer
                                      Services Company
                                    Service Company
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------
                                    Calvert Asset Management  Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Shareholder       Officer
                                      Services, Inc.
                                    Transfer Agent
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert Securities
                                      Corporation             Officer
                                    Broker-Dealer
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    Calvert-Sloan Advisers,
                                      L.L.C.                  Officer
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ----------------
                                    First Variable Rate Fund for
                                      Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.
                                    Calvert New World Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ---------------


Item 28.  Business and Other Connections of Investment Adviser

                                    Name of Company, Principal
Name                                Business and Address      Capacity


Daniel K. Hayes                     Calvert Asset Management  Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------
                                    First Variable Rate Fund for
                                      Government Income
                                    Calvert Tax-Free Reserves Officer
                                    Money Management Plus
                                    Calvert Social Investment Fund
                                    The Calvert Fund
                                    Acacia Capital Corporation
                                    Calvert Municipal Fund, Inc.
                                    Calvert World Values Fund, Inc.

                                    Investment Companies
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------

Steve Van Order                     Calvert Asset Management   Officer
                                      Company, Inc.
                                    Investment Advisor
                                    4550 Montgomery Avenue
                                    Bethesda, Maryland  20814
                                    ------------------



Item 29.  Principal Underwriters

         (a) Registrant's principal underwriter also underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves (d/b/a Money Management Plus), The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Acacia Capital Corporation.

         (b)    Positions of Underwriter's Officers and Directors

Name and Principal           Position(s) with            Position(s) with
Business Address             Underwriter                 Registrant

Clifton S. Sorrell, Jr.      Director                    Senior Vice President
                                                           and Trustee

Ronald M. Wolfsheimer        Director, Senior Vice         Treasurer
                               President and Controller

William M. Tartikoff         Director, Senior Vice       Vice President
                               President and Secretary     and Assistant
                                                           Secretary

Steven J. Schueth            President                   Vice President

Karen Becker                 Vice President, Operations  None

Lee Mahfouz                  Regional Vice President     None

John Poleondakis             Regional Vice President     None

Geoff Ashton                 Regional Vice President     None

Debra Vick                   Regional Vice President     None

Susan Walker Bender          Assistant Secretary         Assistant Secretary

Beth-ann Roth                Assistant Secretary         Assistant Secretary

Katherine Stoner             Assistant Secretary         None

Lisa Crossley                Compliance Officer          None

         (c)    Inapplicable.

Item 30.  Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland  20814

Item 31.  Management Services

         Not Applicable

Item 32.  Undertakings

         a)       Not Applicable

         b)       Not Applicable

         c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.


                                SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the ___ day of January, 1996.


                                 CALVERT SOCIAL INVESTMENT FUND


                                 By:
                                   _________________________________
                                    Clifton S. Sorrell, Jr.
                                    Senior Vice President and Trustee





                                SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                         Title                     Date




__________**____________          President and             01/30/96
D. Wayne Silby                    Trustee (Principal
                                  Executive Officer)


__________**____________          Executive Vice            01/30/96
John G. Guffey, Jr.               President and
Trustee


________________________          Senior Vice President     01/30/96
Clifton S. Sorrell, Jr.           and Trustee


________________________          Principal Accounting      01/30/96
Ronald M. Wolfsheimer             Officer


__________**____________          Trustee                   01/30/96
Rebecca L. Adamson


__________**____________          Trustee                   01/30/96
Richard L. Baird, Jr.


__________**____________          Trustee                   01/30/96
Joy V. Jones


__________**____________          Trustee                   01/30/96
Terrence J. Mollner


__________**____________          Trustee                   01/30/96
Sydney Amara Morris


__________**____________          Trustee                   01/30/96
Charles T. Nason


**  Signed by Susan Walker Bender
pursuant to power of attorney, attached hereto.

                            POWER OF ATTORNEY


                         I, the undersigned Trustee/Director of Calvert
Social Investment Fund (the "Fund")
"Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                     Signature




                                        D. Wayne Silby
Witness                                 Name of Trustee/Director

                            POWER OF ATTORNEY


                         I, the undersigned Trustee/Director of Calvert
Social Investment Fund (the "Fund")
"Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                     Signature




                                         John G. Guffey, Jr.
Witness                                  Name of Trustee/Director


                            POWER OF ATTORNEY


                         I, the undersigned Trustee/Director of Calvert
Social Investment Fund (the "Fund")
"Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                    Signature




                                        Rebecca L. Adamson
Witness                                 Name of Trustee/Director

                            POWER OF ATTORNEY


                         I, the undersigned Trustee/Director of Calvert
Social Investment Fund (the "Fund")
"Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                     Signature




                                         Richard L.  Baird, Jr.
Witness                                  Name of Trustee/Director


                            POWER OF ATTORNEY


                         I, the undersigned Trustee/Director of Calvert
Social Investment Fund (the "Fund")
"Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                     Signature




                                         Joy V. Jones
Witness                                  Name of Trustee/Director

                            POWER OF ATTORNEY


                         I, the undersigned Trustee/Director of Calvert
Social Investment Fund (the "Fund")
"Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                     Signature




                                         Terrence J. Mollner
Witness                                  Name of Trustee/Director


                            POWER OF ATTORNEY


                         I, the undersigned Trustee/Director of Calvert
Social Investment Fund (the "Fund")
"Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                     Signature




                                         Sydney Amara Morris
Witness                                  Name of Trustee/Director

                            POWER OF ATTORNEY


                         I, the undersigned Trustee/Director of Calvert
Social Investment Fund (the "Fund")
"Funds"), hereby constitute Ronald M. Wolfsheimer, William M. Tartikoff, Susan Walker Bender, Beth-ann Roth, and Katherine Stoner my true and lawful attorneys, with full power to each of them, to sign for me and in my name in the appropriate capacities, all registration statements and amendments filed by the Funds with any federal or state agency, and to do all such things in my name and behalf necessary for registering and maintaining registration or exemptions from registration of the Funds with any government agency in any jurisdiction, domestic or foreign.

         The same persons are authorized generally to do all such things in my name and behalf to comply with the provisions of all federal, state and foreign laws, regulations, and policy pronouncements affecting the Funds, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, the Investment Advisers Act of 1940, and all state laws regulating the securities industry.

         The same persons are further authorized to sign my name to any document needed to maintain the lawful operation of the Funds in connection with any transaction approved by the Board of Trustee/Directors.

         When any of the above-referenced attorneys signs my name to any document in connection with maintaining the lawful operation of the Funds, the signing is automatically ratified and confirmed by me by virtue of this Power of Attorney.

         WITNESS my hand on the date set forth below.



May 4, 1994
Date                                     Signature




                                         Charles T. Nason
Witness                                  Name of Trustee/Director

                                                                Exhibit 10







                                             January 30, 1996



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


         Re:    Exhibit 10, Form N-1A
                Calvert Social Investment Fund
                File numbers 2-75106 and 811-3334


Ladies and Gentlemen:


         As Counsel to Calvert Social Investment Fund (the "Trust"), it is my opinion, based upon an examination of the Trust's Declaration of Trust and By-Laws and such other original or photostatic copies of Trust records, certificates of public officials, documents, papers, statutes, and authorities as I deemed necessary to form the basis of this opinion, that the securities being registered by this Post-Effective Amendment No. 22 of the Trust will, when sold, be legally issued, fully paid and non-assessable.

         Consent is hereby given to file this opinion of counsel with the Securities and Exchange Commission as an Exhibit to the Trust's Post-Effective Amendment No. 22 to its Registration Statement.


                                                     Sincerely,



                                                     Susan Walker Bender
                                                     Associate General
Counsel